Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

	Principal
BONDS — 87.01%	Amount	Value

Aerospace & Defense — 1.47%
Bombardier, Inc.
7.50%, 02/01/2029 (a)	$465,000	$475,025
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	802,000	735,996
		$1,211,021

Airlines — 0.08%
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027	68,612	63,970

Auto Manufacturers — 1.82%
Ford Motor Co.
3.25%, 02/12/2032	712,000	559,601
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	771,000	722,651
4.54%, 08/01/2026	221,000	209,508
		$1,491,760

Banks — 1.46%
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)	1,293,000	1,202,490

Chemicals — 3.27%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	932,000	801,706
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)	220,000	158,400
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a)	1,574,000	1,165,085
Tronox, Inc.
4.63%, 03/15/2029 (a)	669,000	560,221
		$2,685,412

Commercial Services — 4.02%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)	801,000	712,924
Garda World Security Corp.
6.00%, 06/01/2029 (a)	146,000	116,070
9.50%, 11/01/2027 (a)	827,000	784,612
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)	1,021,000	966,121
ZipRecruiter, Inc.
5.00%, 01/15/2030 (a)	844,000	721,620
		$3,301,347

Computers — 1.01%
Seagate HDD Cayman
9.63%, 12/01/2032 (a)	737,310	826,279

Construction Materials — 1.48%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,294,000	1,214,743

Diversified Financial Services — 5.62%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	1,391,000	1,266,770

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/2026 (b)	$1,210,000	$1,128,768
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)	1,238,394	1,117,452
OneMain Finance Corp.
3.50%, 01/15/2027	109,000	91,479
4.00%, 09/15/2030	1,105,000	828,750
6.63%, 01/15/2028	202,000	185,196
		$4,618,415

Electric — 4.35%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)	1,281,000	1,104,862
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)	3,100,000	—
NRG Energy, Inc.
3.88%, 02/15/2032 (a)	1,187,000	949,600
(5-year Treasury Constant Maturity Rate + 5.92%),
10.25%, 03/15/2028 (a),(c),(d)	185,000	176,788
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)	571,000	502,480
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	944,000	835,832
		$3,569,562

Electronics — 1.37%
Sensata Technologies BV
4.00%, 04/15/2029 (a)	132,000	119,259
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	1,145,000	1,001,875
		$1,121,134

Entertainment — 7.39%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)	1,475,000	1,316,842
CCM Merger, Inc.
6.38%, 05/01/2026 (a)	1,208,000	1,179,443
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)	1,098,000	1,060,492
Cinemark USA, Inc.
5.25%, 07/15/2028 (a),(b)	1,118,000	967,070
International Game Technology PLC
5.25%, 01/15/2029 (a)	843,000	807,173
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a)	1,124,000	739,030
		$6,070,050

Food — 3.28%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029 (a)	811,000	705,646
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a)	920,000	897,020

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	March 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Food (continued)
Pilgrim's Pride Corp.
3.50%, 03/01/2032		$1,196,000	$973,305
4.25%, 04/15/2031		135,000	119,074
			$2,695,045

Forest Products & Paper — 0.58%
Mercer International, Inc.
5.13%, 02/01/2029		557,000	476,998

Healthcare — Services — 5.22%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)		1,280,000	1,203,200
Centene Corp.
2.50%, 03/01/2031		576,000	466,445
3.38%, 02/15/2030		755,000	658,695
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)		1,116,000	944,002
Tenet Healthcare Corp.
6.13%, 10/01/2028		444,000	425,538
6.13%, 06/15/2030 (a)		595,000	586,968
			$4,284,848

Home Builders — 1.27%
Forestar Group, Inc.
3.85%, 05/15/2026 (a)		220,000	197,924
5.00%, 03/01/2028 (a)		945,000	845,775
			$1,043,699

Insurance — 1.73%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		139,000	118,497
7.00%, 11/15/2025 (a)		549,000	514,534
Voya Financial, Inc.
(3-month USD LIBOR + 3.58%),
5.65%, 05/15/2053 (c)		820,000	791,300
			$1,424,331

Investment Companies — 0.88%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)		821,000	722,821

Iron & Steel — 0.59%
TMS International Corp.
6.25%, 04/15/2029 (a)		628,000	484,123

Leisure Time — 1.42%
Life Time, Inc.
5.75%, 01/15/2026 (a)		1,200,000	1,165,710

Lodging — 0.80%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (a)		271,000	256,095
Wynn Macau Ltd.
5.63%, 08/26/2028 (a)		470,000	399,744
			$655,839

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media — 6.87%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)	$1,302,000	$1,064,593
4.75%, 02/01/2032 (a)	411,000	345,179
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	1,282,000	1,161,107
DISH DBS Corp.
5.13%, 06/01/2029	136,000	72,420
5.25%, 12/01/2026 (a)	13,284	10,599
5.88%, 11/15/2024	397,000	353,989
7.38%, 07/01/2028	669,000	381,772
DISH Network Corp.
11.75%, 11/15/2027 (a)	546,000	529,620
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)	407,000	279,813
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	1,110,000	1,001,220
UPC Holding BV
5.50%, 01/15/2028 (a)	494,000	442,422
		$5,642,734

Mining — 3.27%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (a)	1,164,060	1,105,857
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a)	315,000	303,670
Novelis Corp.
3.88%, 08/15/2031 (a)	754,000	635,049
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	707,000	641,425
		$2,686,001

Oil & Gas — 5.97%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	1,098,000	1,077,380
Antero Resources Corp.
7.63%, 02/01/2029 (a),(b)	850,000	869,125
Apache Corp.
4.75%, 04/15/2043	59,000	44,289
5.10%, 09/01/2040	753,000	638,167
5.25%, 02/01/2042	42,000	35,268
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026 (a)	402,000	388,573
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	494,000	424,419
MEG Energy Corp.
7.13%, 02/01/2027 (a)	767,000	782,412
Occidental Petroleum Corp.
6.13%, 01/01/2031	138,000	143,175
6.63%, 09/01/2030	478,000	503,415
		$4,906,223

Oil & Gas Services — 0.98%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	834,000	800,640

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Packaging & Containers — 1.56%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	$132,000	$127,050
8.75%, 04/15/2030 (a)	473,000	429,834
LABL, Inc.
5.88%, 11/01/2028 (a)	100,000	88,856
8.25%, 11/01/2029 (a)	389,000	331,710
9.50%, 11/01/2028	305,000	307,669
		$1,285,119

Pharmaceuticals — 2.35%
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	724,000	733,390
Jazz Securities DAC
4.38%, 01/15/2029 (a)	1,305,000	1,200,600
		$1,933,990

Pipelines — 7.91%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	748,000	703,973
5.75%, 03/01/2027 (a)	491,000	479,717
CNX Midstream Partners LP
4.75%, 04/15/2030 (a)	1,102,000	947,720
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	1,198,000	1,154,165
EnLink Midstream LLC
6.50%, 09/01/2030 (a)	771,000	779,643
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	907,000	810,042
Kinetik Holdings LP
5.88%, 06/15/2030 (a)	1,215,000	1,169,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	487,000	455,678
		$6,500,376

REITs — 2.19%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	851,000	738,243
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)	1,462,000	1,056,777
		$1,795,020

Retail — 4.55%
Bath & Body Works, Inc.
5.25%, 02/01/2028	248,000	236,840
6.63%, 10/01/2030 (a)	415,000	404,575
9.38%, 07/01/2025 (a),(b)	143,000	152,776
Dave & Buster's, Inc.
7.63%, 11/01/2025 (a)	764,000	778,573
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	569,000	499,411
6.75%, 01/15/2030 (a)	392,000	322,510
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)	824,000	748,465

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Retail (continued)
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)	$485,000	$330,554
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)	302,000	262,036
		$3,735,740

Telecommunications — 1.15%
Maxar Technologies, Inc.
7.75%, 06/15/2027 (a)	903,000	943,579
Transportation — 1.10%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)	963,000	902,641
TOTAL BONDS		$71,461,660
	Principal
SENIOR FLOATING RATE INTERESTS — 7.39%	Amount	Value

Airlines — 5.79%
AAdvantage Loyalty IP Ltd., 2021 Term Loan B
(3-month USD LIBOR + 4.75%),
9.56%, 04/20/2028	$1,355,000	$1,374,011
Mileage Plus Holdings LLC, 2020 Term Loan B
(3-month USD LIBOR + 5.25%),
10.21%, 06/21/2027	1,109,474	1,149,836
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
8.57%, 04/21/2028	2,249,825	2,230,139
		$4,753,986

Forest Products & Paper — 1.60%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
11.32%, 05/19/2028	1,394,766	1,318,054
TOTAL SENIOR FLOATING RATE INTERESTS		$6,072,040
INVESTMENT COMPANIES — 5.75%	Shares Held	Value

Money Market Funds — 5.75%
Principal Government Money Market Fund — Class R-6 4.72% (i),(j),(k)	1,870,490	$1,870,490
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (k)	2,855,842	2,855,842
TOTAL INVESTMENT COMPANIES		$4,726,332
Total Investments		$82,260,032
Other Assets and Liabilities — (0.15)%		(127,177)
Total Net Assets — 100.00%		$82,132,855

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,382,444 or 69.87% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,843,348 or
2.24% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See accompanying notes. 6

Schedule of Investments
Principal Active High Yield ETF
March 31, 2023 (unaudited)

(f) Non-income producing security.

(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.

(h) Security is defaulted.

(i) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).

Please see Affiliated Securities sub-schedule for transactional information.

(j) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,870,490 or 2.28% of net assets.

(k) Current yield shown is as of period end.

Portfolio Summary
Sector		Percent
Consumer, Cyclical		23.11%
Consumer, Non-cyclical		14.87%
Energy		14.86%
Financial		11.89%
Basic Materials		9.31%
Communications		8.02%
Industrial		6.98%
Money Market Funds		5.75%
Utilities		4.35%
Technology		1.01%
Other Assets and Liabilities		(0.15)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$13,766,637	$11,896,147	$1,870,490
Principal Government Money
Market Fund — Institutional Class
4.67%	5,781,485	33,322,007	39,103,492	—
	$5,781,485	$47,088,644	$50,999,639	$1,870,490

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.86%		Shares Held	Value

Biotechnology — 62.97%
2seventy bio, Inc. (a)		5,988	$61,078
4D Molecular Therapeutics, Inc. (a)		6,533	112,302
Aadi Bioscience, Inc. (a)		3,869	28,012
Absci Corp. (a)		17,523	30,665
ACADIA Pharmaceuticals, Inc. (a)		22,943	431,787
Adicet Bio, Inc. (a)		6,149	35,418
ADMA Biologics, Inc. (a)		31,369	103,831
Affimed NV (a)		27,677	20,636
Agenus, Inc. (a)		43,100	65,512
Akero Therapeutics, Inc. (a)		6,690	255,959
Allogene Therapeutics, Inc. (a)		20,640	101,962
Allovir, Inc. (a)		14,188	55,901
Alnylam Pharmaceuticals, Inc. (a)		7,878	1,578,121
ALX Oncology Holdings, Inc. (a)		6,617	29,909
Amicus Therapeutics, Inc. (a)		39,458	437,589
AnaptysBio, Inc. (a)		4,277	93,068
Anavex Life Sciences Corp. (a),(b)		11,586	99,292
ANI Pharmaceuticals, Inc. (a)		2,712	107,721
Apellis Pharmaceuticals, Inc. (a)		15,203	1,002,790
Arbutus Biopharma Corp. (a)		26,491	80,268
Arcellx, Inc. (a)		6,557	202,021
Arcturus Therapeutics Holdings, Inc. (a)		4,480	107,386
Arcus Biosciences, Inc. (a)		10,156	185,245
Arcutis Biotherapeutics, Inc. (a)		8,848	97,328
Arrowhead Pharmaceuticals, Inc. (a)		14,831	376,707
Atara Biotherapeutics, Inc. (a)		15,841	45,939
Atea Pharmaceuticals, Inc. (a)		13,700	45,895
Aurinia Pharmaceuticals, Inc. (a)		23,731	260,092
Avidity Biosciences, Inc. (a)		8,048	123,537
Axsome Therapeutics, Inc. (a)		6,192	381,923
Beam Therapeutics, Inc. (a),(b)		9,902	303,199
Bio-Rad Laboratories, Inc., Class A (a)		4,074	1,951,527
BioCryst Pharmaceuticals, Inc. (a)		26,615	221,969
Biohaven Ltd. (a)		6,240	85,238
Bluebird Bio, Inc. (a)		12,598	40,062
Blueprint Medicines Corp. (a)		8,424	378,996
Bridgebio Pharma, Inc. (a)		21,678	359,421
C4 Therapeutics, Inc. (a)		8,107	25,456
Cara Therapeutics, Inc. (a)		8,595	42,201
Caribou Biosciences, Inc. (a)		9,560	50,764
Cassava Sciences, Inc. (a),(b)		5,766	139,076
Celldex Therapeutics, Inc. (a)		6,849	246,427
Celularity, Inc. (a)		25,241	15,642
Cerevel Therapeutics Holdings, Inc. (a)		21,870	533,409
Chinook Therapeutics, Inc. (a)		9,098	210,619
Cogent Biosciences, Inc. (a)		9,785	105,580
Crinetics Pharmaceuticals, Inc. (a)		7,989	128,303
CTI BioPharma Corp. (a)		19,062	80,060
Cullinan Oncology, Inc. (a)		7,216	73,820
Cytek Biosciences, Inc. (a)		19,515	179,343
Cytokinetics, Inc. (a)		13,456	473,517
Day One Biopharmaceuticals, Inc. (a)		10,550	141,053
Deciphera Pharmaceuticals, Inc. (a)		9,766	150,885
Denali Therapeutics, Inc. (a)		18,671	430,180
Design Therapeutics, Inc. (a)		8,351	48,185
DICE Therapeutics, Inc. (a)		6,608	189,319
Dyne Therapeutics, Inc. (a)		8,089	93,185
Edgewise Therapeutics, Inc. (a)		7,984	53,253

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Editas Medicine, Inc. (a)		10,370	$75,182
Eiger BioPharmaceuticals, Inc. (a)		8,579	7,695
Emergent BioSolutions, Inc. (a)		7,424	76,913
EQRx, Inc. (a)		62,956	122,135
Erasca, Inc. (a)		18,190	54,752
Esperion Therapeutics, Inc. (a)		11,181	17,778
Evolus, Inc. (a)		9,090	76,901
Fate Therapeutics, Inc. (a)		13,718	78,193
FibroGen, Inc. (a)		13,687	255,399
Geron Corp. (a)		56,509	122,625
Gossamer Bio, Inc. (a)		13,994	17,632
Ideaya Biosciences, Inc. (a)		7,115	97,689
IGM Biosciences, Inc. (a),(b)		4,580	62,929
ImmunityBio, Inc. (a)		56,271	102,413
ImmunoGen, Inc. (a)		31,819	122,185
Immunovant, Inc. (a)		18,981	294,395
Inhibrx, Inc. (a)		5,676	107,106
Inovio Pharmaceuticals, Inc. (a)		41,065	33,673
Insmed, Inc. (a)		19,378	330,395
Instil Bio, Inc. (a)		20,401	13,481
Intellia Therapeutics, Inc. (a)		10,580	394,317
Intercept Pharmaceuticals, Inc. (a)		6,512	87,456
Intra-Cellular Therapies, Inc. (a)		13,226	716,188
Invivyd, Inc. (a)		18,404	22,085
Ionis Pharmaceuticals, Inc. (a)		19,665	702,827
Iovance Biotherapeutics, Inc. (a)		22,639	138,324
IVERIC bio, Inc. (a)		16,822	409,279
Karuna Therapeutics, Inc. (a)		4,625	840,085
Karyopharm Therapeutics, Inc. (a)		13,663	53,149
Keros Therapeutics, Inc. (a)		3,757	160,424
Kezar Life Sciences, Inc. (a)		11,020	34,493
Kiniksa Pharmaceuticals Ltd., Class A (a)		5,699	61,321
Kinnate Biopharma, Inc. (a)		7,715	48,219
Kodiak Sciences, Inc. (a)		8,934	55,391
Krystal Biotech, Inc. (a)		3,718	297,663
Kymera Therapeutics, Inc. (a)		8,064	238,936
Lexicon Pharmaceuticals, Inc. (a)		31,571	76,718
Ligand Pharmaceuticals, Inc. (a)		2,421	178,089
Liquidia Corp. (a),(b)		11,713	80,937
MacroGenics, Inc. (a)		11,047	79,207
Mersana Therapeutics, Inc. (a)		14,911	61,284
Mirati Therapeutics, Inc. (a)		7,752	288,219
Monte Rosa Therapeutics, Inc. (a)		7,996	62,289
Myriad Genetics, Inc. (a)		11,846	275,183
Nektar Therapeutics (a)		29,005	20,388
NeoGenomics, Inc. (a)		19,545	340,278
NGM Biopharmaceuticals, Inc. (a)		13,718	55,969
Nkarta, Inc. (a)		7,582	26,916
Novavax, Inc. (a),(b)		11,195	77,581
Nurix Therapeutics, Inc. (a)		7,510	66,689
Nuvalent, Inc., Class A (a)		6,633	173,055
Nuvation Bio, Inc. (a)		35,408	58,777
Phathom Pharmaceuticals, Inc. (a),(b)		6,603	47,145
PhenomeX, Inc. (a)		16,211	18,805
Point Biopharma Global, Inc. (a)		15,649	113,768
Praxis Precision Medicines, Inc. (a),(b)		14,772	11,951
Precigen, Inc. (a),(b)		35,748	37,893
Prothena Corp. PLC (a)		6,642	321,938

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Provention Bio, Inc. (a)		13,173	$317,469
PTC Therapeutics, Inc. (a)		10,046	486,628
RAPT Therapeutics, Inc. (a)		4,610	84,593
Recursion Pharmaceuticals, Inc., Class A (a)		23,378	155,931
REGENXBIO, Inc. (a)		6,380	120,646
Relay Therapeutics, Inc. (a)		17,091	281,489
Replimune Group, Inc. (a)		7,320	129,271
REVOLUTION Medicines, Inc. (a)		12,709	275,277
Rigel Pharmaceuticals, Inc. (a)		39,926	52,702
Rocket Pharmaceuticals, Inc. (a)		9,630	164,962
Sage Therapeutics, Inc. (a)		8,490	356,240
Sana Biotechnology, Inc. (a),(b)		27,948	91,390
Sangamo Therapeutics, Inc. (a)		24,125	42,460
Sarepta Therapeutics, Inc. (a)		12,087	1,665,951
Scilex Holding Co. (a),(b)		10,078	82,640
Seagen, Inc. (a)		12,157	2,461,428
Seer, Inc. (a)		9,872	38,106
SpringWorks Therapeutics, Inc. (a)		9,131	235,032
Stoke Therapeutics, Inc. (a)		6,276	52,279
Sutro Biopharma, Inc. (a)		9,381	43,340
Syndax Pharmaceuticals, Inc. (a)		8,402	177,450
Tarsus Pharmaceuticals, Inc. (a)		4,417	55,522
TG Therapeutics, Inc. (a)		22,515	338,626
Theravance Biopharma, Inc. (a)		10,406	112,905
TransMedics Group, Inc. (a)		4,594	347,904
Travere Therapeutics, Inc. (a)		9,183	206,526
Twist Bioscience Corp. (a)		8,023	120,987
Ultragenyx Pharmaceutical, Inc. (a)		9,910	397,391
Vaxart, Inc. (a)		25,020	18,933
Ventyx Biosciences, Inc. (a)		8,236	275,906
Vera Therapeutics, Inc. (a)		4,568	35,448
Veracyte, Inc. (a)		10,742	239,547
Vericel Corp. (a)		7,073	207,380
Verve Therapeutics, Inc. (a)		8,466	122,080
Viridian Therapeutics, Inc. (a)		5,794	147,399
VistaGen Therapeutics, Inc. (a)		155,904	19,441
Xencor, Inc. (a)		8,677	242,002
Zentalis Pharmaceuticals, Inc. (a)		8,250	141,900
			$32,456,471

Chemicals — 0.09%
Codexis, Inc. (a)		11,414	47,254

Electronics — 0.28%
Mesa Laboratories, Inc.		833	145,550

Healthcare — Products — 21.38%
10X Genomics, Inc., Class A (a)		13,582	757,740
Adaptive Biotechnologies Corp. (a)		21,254	187,673
Akoya Biosciences, Inc. (a)		6,122	50,078
Alphatec Holdings, Inc. (a)		15,802	246,511
AngioDynamics, Inc. (a)		6,361	65,773
Artivion, Inc. (a)		6,909	90,508
AtriCure, Inc. (a)		6,749	279,746
Axogen, Inc. (a)		6,843	64,666
Axonics, Inc. (a)		6,860	374,282
BioLife Solutions, Inc. (a)		6,428	139,809
Bionano Genomics, Inc. (a),(b)		45,224	50,199
Butterfly Network, Inc. (a),(b)		26,272	49,391

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
Cardiovascular Systems, Inc. (a)		6,463	$128,355
CareDx, Inc. (a)		7,970	72,846
Cerus Corp. (a)		27,576	81,901
Cutera, Inc. (a)		2,933	69,277
Exact Sciences Corp. (a)		24,596	1,667,855
Glaukos Corp. (a)		6,771	339,227
Inari Medical, Inc. (a)		7,424	458,358
Inogen, Inc. (a)		3,738	46,650
Inspire Medical Systems, Inc. (a)		3,980	931,599
iRhythm Technologies, Inc. (a)		4,216	522,910
MaxCyte, Inc. (a)		15,897	78,690
MiMedx Group, Inc. (a)		20,029	68,299
NanoString Technologies, Inc. (a)		7,684	76,072
Natera, Inc. (a)		13,596	754,850
Nevro Corp. (a)		5,084	183,787
Novocure Ltd. (a)		14,456	869,384
NuVasive, Inc. (a)		7,465	308,379
OmniAb, Inc., Earnout Shares (a)		977	—
OmniAb, Inc., Earnout Shares (a)		977	—
OraSure Technologies, Inc. (a)		13,207	79,902
Orthofix Medical, Inc. (a)		3,614	60,534
OrthoPediatrics Corp. (a)		3,023	133,889
Pacific Biosciences of California, Inc. (a)		32,476	376,072
Paragon 28, Inc. (a)		11,036	188,385
PROCEPT BioRobotics Corp. (a)		6,478	183,975
Pulmonx Corp. (a)		5,929	66,286
Quanterix Corp. (a)		6,421	72,365
Quantum-Si, Inc. (a)		21,097	37,131
SI-BONE, Inc. (a)		5,363	105,490
Silk Road Medical, Inc. (a)		5,477	214,315
SomaLogic, Inc. (a)		29,388	74,939
Tactile Systems Technology, Inc. (a)		4,578	75,171
Treace Medical Concepts, Inc. (a)		8,008	201,721
ViewRay, Inc. (a)		27,716	95,897
Zimvie, Inc. (a)		5,399	39,035
			$11,019,922

Healthcare — Services — 0.13%
Inotiv, Inc. (a),(b)		4,131	17,887
Nano-X Imaging Ltd. (a),(b)		8,149	47,020
			$64,907

Miscellaneous Manufacturers — 0.14%
Sight Sciences, Inc. (a)		8,241	72,026

Pharmaceuticals — 14.28%
Aclaris Therapeutics, Inc. (a)		9,759	78,950
Agios Pharmaceuticals, Inc. (a)		8,088	185,781
Alector, Inc. (a)		12,596	77,969
Alkermes PLC (a)		23,115	651,612
Amneal Pharmaceuticals, Inc. (a)		27,041	37,587
Amylyx Pharmaceuticals, Inc. (a)		9,290	272,569
Anika Therapeutics, Inc. (a)		2,477	71,139
Arvinas, Inc. (a)		7,621	208,206
Bioxcel Therapeutics, Inc. (a)		5,034	93,935
Chimerix, Inc. (a)		19,566	24,653
Coherus Biosciences, Inc. (a)		12,019	82,210
Collegium Pharmaceutical, Inc. (a)		5,348	128,299

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Eagle Pharmaceuticals, Inc. (a)		2,221	$63,010
Elanco Animal Health, Inc. (a)		66,017	620,560
Enanta Pharmaceuticals, Inc. (a)		3,071	124,191
Fulcrum Therapeutics, Inc. (a)		9,402	26,796
Heron Therapeutics, Inc. (a)		19,387	29,274
Heska Corp. (a)		1,641	160,194
KalVista Pharmaceuticals, Inc. (a)		6,367	50,045
Kura Oncology, Inc. (a)		9,775	119,548
Lyell Immunopharma, Inc. (a),(b)		35,322	83,360
Madrigal Pharmaceuticals, Inc. (a)		2,528	612,433
MannKind Corp. (a)		38,580	158,178
Mirum Pharmaceuticals, Inc. (a)		5,632	135,281
Morphic Holding, Inc. (a)		5,861	220,608
Ocugen, Inc. (a)		36,876	31,459
Ocular Therapeutix, Inc. (a)		14,316	75,445
Perrigo Co. PLC		18,774	673,423
PMV Pharmaceuticals, Inc. (a)		7,214	34,411
Prometheus Biosciences, Inc. (a)		5,842	626,964
Protagonist Therapeutics, Inc. (a)		8,216	188,968
Reata Pharmaceuticals, Inc., Class A (a)		4,937	448,872
Relmada Therapeutics, Inc. (a)		6,336	14,319
Revance Therapeutics, Inc. (a)		10,663	343,455
Senseonics Holdings, Inc. (a),(b)		73,765	52,373
Seres Therapeutics, Inc. (a)		18,712	106,097
SIGA Technologies, Inc.		11,303	64,992
Vaxcyte, Inc. (a)		9,406	352,537
Y-mAbs Therapeutics, Inc. (a)		6,781	33,973
			$7,363,676

Software — 0.26%
Outset Medical, Inc. (a)		7,363	135,479

Transportation — 0.33%
CryoPort, Inc. (a)		7,057	169,368
TOTAL COMMON STOCKS			$51,474,653
INVESTMENT COMPANIES — 1.47%		Shares Held	Value

Money Market Funds — 1.47%
Principal Government Money Market Fund — Class R-6 4.72% (c),(d),(e)		667,298	$667,298
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (e)		88,040	88,040
TOTAL INVESTMENT COMPANIES			$755,338
Total Investments			$52,229,991
Other Assets and Liabilities — (1.33)%			(684,579)

Total Net Assets — 100.00%			$51,545,412

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $628,444 or
1.22% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $667,298 or 1.29% of net assets.
(e) Current yield shown is as of period end.

See accompanying notes.	12

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2023 (unaudited)

Portfolio Summary
Sector		Percent
Consumer, Non-cyclical		98.76%
Money Market Funds		1.47%
Industrial		0.75%
Technology		0.26%
Basic Materials		0.09%
Other Assets and Liabilities		(1.33)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$5,482,808	$4,815,510	$667,298
Principal Government Money
Market Fund — Institutional Class
4.67%	1,097,187	11,867,549	12,964,736	—
	$1,097,187	$17,350,357	$17,780,246	$667,298

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 97.77%	Shares Held	Value

Advertising — 0.55%
Dentsu Group, Inc.	500	$17,511
Hakuhodo DY Holdings, Inc.	1,000	11,260
Publicis Groupe SA (a)	383	29,815
WPP PLC	2,183	25,814
		$84,400

Aerospace & Defense — 1.26%
Airbus SE	195	26,071
BAE Systems PLC	4,150	50,304
Dassault Aviation SA	99	19,605
Elbit Systems Ltd.	30	5,081
MTU Aero Engines AG	34	8,503
Rheinmetall AG	59	17,506
Rolls-Royce Holdings PLC (a)	9,577	17,605
Safran SA	163	24,137
Singapore Technologies Engineering Ltd.	800	2,200
Thales SA	146	21,589
		$192,601

Agriculture — 0.92%
British American Tobacco PLC	1,661	58,202
Imperial Brands PLC	1,525	35,066
Japan Tobacco, Inc.	1,500	31,610
Wilmar International Ltd.	5,100	16,134
		$141,012

Airlines — 0.28%
Air Canada (a)	517	7,326
Deutsche Lufthansa AG (a)	1,309	14,565
Qantas Airways Ltd. (a)	2,831	12,528
Singapore Airlines Ltd.	2,000	8,611
		$43,030

Apparel — 2.18%
Burberry Group PLC	269	8,581
Gildan Activewear, Inc.	475	15,781
Hermes International	21	42,452
Kering SA	54	35,138
LVMH Moet Hennessy Louis Vuitton SE	245	224,359
Puma SE	121	7,461
		$333,772

Auto Manufacturers — 3.09%
Bayerische Motoren Werke AG	444	48,604
Daimler Truck Holding AG	540	18,219
Ferrari NV	119	32,173
Honda Motor Co. Ltd.	1,500	39,654
Isuzu Motors Ltd.	1,200	14,271
Mazda Motor Corp.	1,300	11,994
Mercedes-Benz Group AG	544	41,758
Renault SA	365	14,884
Stellantis NV	2,640	47,916
Subaru Corp.	1,100	17,518
Toyota Motor Corp.	9,400	133,097
Volkswagen AG	39	6,683
Volvo AB, Class B	1,296	26,703
Volvo AB, Class A	614	13,192

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Manufacturers (continued)
Volvo Car AB, Class B (a)	1,444	$6,288
		$472,954

Auto Parts & Equipment — 0.28%
Cie Generale des Etablissements Michelin SCA	361	11,019
Continental AG	92	6,876
NGK Insulators Ltd.	900	11,876
Valeo SA	634	13,002
		$42,773

Banks — 9.78%
ABN AMRO Bank NV, GDR (b)	862	13,667
AIB Group PLC	2,982	12,102
ANZ Group Holdings Ltd.	1,511	23,160
Banco Bilbao Vizcaya Argentaria SA	6,881	49,036
Banco Santander SA	11,499	42,725
Bank Hapoalim BM	2,416	19,987
Bank Leumi Le-Israel BM	2,822	21,188
Bank of Ireland Group PLC	2,303	23,288
Bank of Montreal	551	49,078
Bank of Nova Scotia	537	27,047
Banque Cantonale Vaudoise	135	12,733
Barclays PLC	7,376	13,266
BNP Paribas SA	752	45,026
BOC Hong Kong Holdings Ltd.	3,500	10,901
CaixaBank SA	4,936	19,186
Canadian Imperial Bank of Commerce	448	18,997
Chiba Bank Ltd.	2,100	13,523
Commerzbank AG	1,612	16,961
Commonwealth Bank of Australia	759	49,883
Concordia Financial Group Ltd.	3,700	13,599
Credit Agricole SA	1,776	20,027
Danske Bank A/S (a)	426	8,558
DBS Group Holdings Ltd.	1,600	39,675
Deutsche Bank AG	1,094	11,100
DNB Bank ASA	720	12,884
Erste Group Bank AG	498	16,472
FinecoBank Banca Fineco SpA	983	15,074
Hang Seng Bank Ltd.	695	9,890
HSBC Holdings PLC	17,656	119,727
ING Groep NV (a)	2,714	32,171
Intesa Sanpaolo SpA	5,897	15,141
Israel Discount Bank Ltd., Class A	3,883	18,950
KBC Group NV	280	19,222
Lloyds Banking Group PLC	53,580	31,511
Macquarie Group Ltd.	191	22,427
Mediobanca Banca di Credito Finanziario SpA	1,487	14,946
Mitsubishi UFJ Financial Group, Inc.	10,600	67,692
Mizrahi Tefahot Bank Ltd.	509	15,881
Mizuho Financial Group, Inc.	3,000	42,433
National Australia Bank Ltd.	1,487	27,553
National Bank of Canada	373	26,680
NatWest Group PLC	2,880	9,365
Nordea Bank Abp	1,352	14,412
Oversea-Chinese Banking Corp. Ltd.	3,300	30,674
Royal Bank of Canada	733	70,100
Skandinaviska Enskilda Banken AB, Class A	1,766	19,457
Societe Generale SA	889	20,039

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Standard Chartered PLC	2,641	$20,010
Sumitomo Mitsui Financial Group, Inc.	1,200	47,883
Svenska Handelsbanken AB, Class A	972	8,414
Swedbank AB, Class A	1,063	17,427
Toronto-Dominion Bank	838	50,193
UBS Group AG (a)	2,250	47,437
UniCredit SpA	783	14,784
United Overseas Bank Ltd.	800	17,890
Westpac Banking Corp.	1,720	24,903
		$1,496,355

Beverages — 2.27%
Anheuser-Busch InBev SA	410	27,270
Asahi Group Holdings Ltd.	600	22,251
Budweiser Brewing Co. APAC Ltd. (a),(b)	1,900	5,797
Carlsberg AS, Class B	73	11,297
Coca-Cola Europacific Partners PLC	479	28,352
Coca-Cola HBC AG (a)	558	15,233
Davide Campari-Milano NV	1,258	15,348
Diageo PLC	974	43,423
Endeavour Group Ltd.	2,007	9,083
Heineken Holding NV	202	18,522
Heineken NV	390	41,898
JDE Peet's NV	647	18,819
Kirin Holdings Co. Ltd.	1,300	20,522
Pernod Ricard SA	175	39,609
Remy Cointreau SA	36	6,559
Suntory Beverage & Food Ltd.	400	14,867
Treasury Wine Estates Ltd.	946	8,265
		$347,115

Biotechnology — 0.61%
Argenx SE (a)	12	4,435
Argenx SE (a)	24	8,868
Bachem Holding AG, Class B (a)	66	6,593
CSL Ltd.	204	39,314
Genmab A/S (a)	69	26,005
Swedish Orphan Biovitrum AB (a)	316	7,353
		$92,568

Chemicals — 2.67%
Air Liquide SA	215	35,954
Arkema SA	145	14,278
BASF SE	690	36,188
Brenntag SE	226	16,961
Chr Hansen Holding A/S	90	6,826
Clariant AG (a)	497	8,208
Croda International PLC	104	8,337
EMS-Chemie Holding AG (a)	3	2,472
Evonik Industries AG	311	6,530
Givaudan SA	5	16,247
ICL Group Ltd.	2,107	14,138
Johnson Matthey PLC	505	12,357
Nippon Sanso Holdings Corp.	700	12,558
Nissan Chemical Corp.	400	18,046
Nitto Denko Corp.	300	19,318
Novozymes A/S, Class B	150	7,662
Nutrien Ltd.	401	29,614

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
OCI NV (a)	432	$14,645
Shin-Etsu Chemical Co. Ltd.	1,500	48,296
Solvay SA (a)	199	22,736
Sumitomo Chemical Co. Ltd.	3,800	12,736
Symrise AG	27	2,934
Tosoh Corp.	900	12,181
Umicore SA	441	14,927
Yara International ASA	341	14,783
		$408,932

Commercial Services — 2.44%
Adecco Group AG (a)	191	6,920
Adyen NV (a),(b)	9	14,243
Amadeus IT Group SA (a)	394	26,347
Ashtead Group PLC	396	24,220
Brambles Ltd.	2,124	19,068
Bureau Veritas SA	82	2,354
Edenred	357	21,116
Element Fleet Management Corp.	1,000	13,134
Experian PLC	412	13,519
IDP Education Ltd.	353	6,444
Intertek Group PLC	351	17,549
Persol Holdings Co. Ltd.	600	11,993
Randstad NV	222	13,145
Recruit Holdings Co. Ltd.	1,300	35,737
RELX PLC	1,555	50,220
Rentokil Initial PLC	1,437	10,487
Ritchie Bros Auctioneers, Inc.	203	11,422
Secom Co. Ltd.	400	24,595
Securitas AB, Class B	778	6,917
SGS SA	2	4,396
TOPPAN, Inc.	700	14,050
Transurban Group	1,811	17,202
Worldline SA (a),(b)	192	8,144
		$373,222

Computers — 1.45%
Bechtle AG	139	6,631
Capgemini SE	145	26,851
CGI, Inc. (a)	393	37,875
Check Point Software Technologies Ltd. (a)	90	11,700
Computershare Ltd.	544	7,851
Itochu Techno-Solutions Corp.	500	12,258
Logitech International SA	138	8,009
NEC Corp.	500	19,205
Nomura Research Institute Ltd.	800	18,467
NTT Data Corp.	1,300	16,958
Otsuka Corp.	400	14,114
Ricoh Co. Ltd.	1,500	11,196
SCSK Corp.	800	11,659
Teleperformance	76	18,273
		$221,047

Construction Materials — 1.78%
AGC, Inc.	400	14,837
Cie de Saint-Gobain	667	37,846
CRH PLC	592	29,838
Daikin Industries Ltd.	200	35,632

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Geberit AG	20	$11,131
HeidelbergCement AG	222	16,193
Holcim AG (a)	755	48,603
Investment AB Latour, Class B	314	6,371
James Hardie Industries PLC, CDI (a)	369	7,851
Kingspan Group PLC	120	8,204
Nibe Industrier AB, Class B	1,735	19,692
Sika AG	59	16,476
West Fraser Timber Co. Ltd.	118	8,417
Xinyi Glass Holdings Ltd.	6,000	10,747
		$271,838

Distribution/Wholesale — 1.62%
Bunzl PLC	537	20,251
D'ieteren Group (a)	31	6,015
IMCD NV	50	8,155
ITOCHU Corp.	1,400	45,350
Marubeni Corp.	2,100	28,398
Mitsubishi Corp.	1,100	39,361
Mitsui & Co. Ltd.	1,300	40,300
Sumitomo Corp.	1,700	29,973
Toromont Industries Ltd.	104	8,536
Toyota Tsusho Corp.	500	21,164
		$247,503

Diversified Financial Services — 1.52%
abrdn PLC	2,329	5,847
AerCap Holdings NV (a)	129	7,254
Amundi SA (b)	200	12,591
ASX Ltd.	53	2,303
Brookfield Asset Management Ltd., Class A	233	7,632
Deutsche Boerse AG	178	34,641
Euronext NV (a),(b)	188	14,390
Futu Holdings Ltd., ADR (a)	230	11,925
IGM Financial, Inc.	339	10,131
Julius Baer Group Ltd.	255	17,369
London Stock Exchange Group PLC	50	4,853
Mitsubishi HC Capital, Inc.	2,600	13,394
Nomura Holdings, Inc.	5,400	20,730
ORIX Corp.	1,500	24,589
SBI Holdings, Inc.	700	13,834
Schroders PLC	1,214	6,889
Singapore Exchange Ltd.	1,400	9,889
TMX Group Ltd.	138	13,938
		$232,199

Electric — 2.76%
BKW AG	122	19,174
Brookfield Renewable Corp., Class A	452	15,806
CLP Holdings Ltd.	528	3,814
E.ON SE	2,320	28,934
EDP - Energias de Portugal SA (a)	2,218	12,066
Elia Group SA	64	8,440
Emera, Inc.	229	9,407
Endesa SA	1,105	23,967
Enel SpA	3,804	23,214
Engie SA	1,922	30,378
Fortis, Inc.	316	13,433

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Hydro One Ltd. (b)	614	$17,482
Iberdrola SA (a)	4,752	59,188
Mercury NZ Ltd.	1,870	7,378
Meridian Energy Ltd.	2,425	7,961
National Grid PLC	1,826	24,699
Northland Power, Inc.	634	15,893
Origin Energy Ltd.	2,814	15,594
Orsted AS (b)	110	9,342
Power Assets Holdings Ltd.	500	2,682
Red Electrica Corp. SA	546	9,593
RWE AG	691	29,706
SSE PLC	686	15,258
Terna - Rete Elettrica Nazionale	1,357	11,135
Verbund AG	86	7,461
		$422,005

Electrical Components & Equipment — 1.01%
ABB Ltd.	1,302	44,640
Legrand SA	292	26,626
Prysmian SpA	603	25,308
Schneider Electric SE	350	58,333
		$154,907

Electronics — 0.90%
Assa Abloy AB, Class B	499	11,938
Halma PLC	293	8,057
Hirose Electric Co. Ltd.	100	13,007
Hoya Corp.	300	32,898
Ibiden Co. Ltd.	400	15,846
Murata Manufacturing Co. Ltd.	100	6,055
Shimadzu Corp.	545	16,993
TDK Corp.	700	24,911
Venture Corp. Ltd.	573	7,608
		$137,313

Energy — Alternate Sources — 0.18%
Corp ACCIONA Energias Renovables SA (a)	335	12,992
Siemens Gamesa Renewable Energy SA (a)	87	1,703
Vestas Wind Systems A/S (a)	418	12,109
		$26,804

Engineering & Construction — 1.68%
Acciona SA (a)	45	9,014
ACS Actividades de Construccion y Servicios SA	517	16,456
Aena SME SA (b)	52	8,397
Auckland International Airport Ltd. (a)	1,593	8,666
Bouygues SA	481	16,218
Cellnex Telecom SA (a),(b)	279	10,820
CK Infrastructure Holdings Ltd.	500	2,720
Eiffage SA	238	25,744
Ferrovial SA	396	11,634
Infrastrutture Wireless Italiane SpA (b)	964	12,671
Kajima Corp.	1,300	15,646
Keppel Corp. Ltd.	3,600	15,230
Skanska AB, Class B	411	6,278
Vinci SA	631	72,346

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
WSP Global, Inc.	191	$25,019
		$256,859

Entertainment — 0.73%
Aristocrat Leisure Ltd.	476	11,836
Evolution AB (b)	173	23,139
Flutter Entertainment PLC (a)	139	25,273
Genting Singapore Ltd. (a)	10,000	8,416
La Francaise des Jeux SAEM (b)	359	14,947
Lottery Corp. Ltd.	2,538	8,686
Universal Music Group NV	751	18,981
		$111,278

Environmental Control — 0.05%
GFL Environmental, Inc.	200	6,896

Food — 4.93%
Associated British Foods PLC	695	16,633
Barry Callebaut AG	4	8,477
Carrefour SA (a)	436	8,809
Chocoladefabriken Lindt & Spruengli AG	1	11,804
CK Hutchison Holdings Ltd.	2,500	15,510
Coles Group Ltd.	1,045	12,587
Danone SA	332	20,635
Empire Co. Ltd., Class A	616	16,513
George Weston Ltd.	204	27,034
J Sainsbury PLC	6,816	23,434
Jeronimo Martins SGPS SA (a)	736	17,257
Kerry Group PLC, Class A	31	3,088
Kesko Oyj, Class B	752	16,152
Koninklijke Ahold Delhaize NV	1,417	48,392
Loblaw Cos. Ltd.	216	19,685
MEIJI Holdings Co. Ltd.	600	14,257
Metro, Inc.	407	22,387
Mowi ASA	841	15,535
Nestle SA	2,432	296,268
Orkla ASA	2,151	15,257
Salmar ASA	146	6,356
Saputo, Inc.	325	8,409
Seven & i Holdings Co. Ltd.	900	40,501
Tesco PLC	4,829	15,828
WH Group Ltd. (b)	36,500	21,761
Woolworths Group Ltd.	1,233	31,237
		$753,806

Food Service — 0.41%
Compass Group PLC	1,529	38,346
Sodexo SA	255	24,906
		$63,252

Forest Products & Paper — 0.45%
Holmen AB, Class B	311	11,962
Mondi PLC	1,053	16,653
Oji Holdings Corp.	3,100	12,234
Smurfit Kappa Group PLC	434	15,687
UPM-Kymmene Oyj	366	12,285
		$68,821

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas — 0.54%
AltaGas Ltd.	899	$14,987
Canadian Utilities Ltd., Class A	480	13,375
Enagas SA	456	8,753
Hong Kong & China Gas Co. Ltd.	3,250	2,861
Naturgy Energy Group SA	503	15,138
Snam SpA	2,060	10,922
Tokyo Gas Co. Ltd.	900	16,919
		$82,955

Hand/Machine Tools — 0.48%
Disco Corp.	300	34,570
Fuji Electric Co. Ltd.	400	15,666
Schindler Holding AG	31	6,847
Schindler Holding AG	28	5,906
Techtronic Industries Co. Ltd.	1,000	10,809
		$73,798

Healthcare — Products — 1.20%
Alcon, Inc.	68	4,808
Carl Zeiss Meditec AG	48	6,663
Cochlear Ltd.	115	18,195
Coloplast A/S, Class B	96	12,603
Demant A/S (a)	175	6,119
DiaSorin SpA	54	5,684
EBOS Group Ltd.	487	14,160
EssilorLuxottica SA	136	24,484
Fisher & Paykel Healthcare Corp. Ltd.	448	7,465
Lifco AB, Class B	343	7,370
Olympus Corp.	1,500	26,193
QIAGEN NV (a)	230	10,454
Sartorius Stedim Biotech	23	7,034
Siemens Healthineers AG (b)	174	10,005
Smith & Nephew PLC	197	2,727
Sonova Holding AG	34	9,981
Straumann Holding AG	69	10,283
		$184,228

Healthcare — Services — 0.59%
BioMerieux (a)	129	13,570
Eurofins Scientific SE	118	7,888
Fresenius Medical Care AG & Co. KGaA	192	8,142
Fresenius SE & Co. KGaA	318	8,570
Lonza Group AG	29	17,350
Medibank Pvt Ltd.	7,106	15,960
Ramsay Health Care Ltd.	53	2,358
Sonic Healthcare Ltd.	713	16,605
		$90,443

Holding Companies — Diversified — 0.22%
Jardine Matheson Holdings Ltd.	383	18,603
Swire Pacific Ltd., Class A	2,000	15,363
		$33,966

Home Builders — 0.67%
Barratt Developments PLC	1,216	6,998
Berkeley Group Holdings PLC	118	6,109
Daiwa House Industry Co. Ltd.	900	21,108

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Iida Group Holdings Co. Ltd.	700	$11,383
Open House Group Co. Ltd.	300	11,184
Persimmon PLC	436	6,755
Sekisui Chemical Co. Ltd.	800	11,303
Sekisui House Ltd.	1,000	20,320
Taylor Wimpey PLC	4,706	6,906
		$102,066

Home Furnishings — 0.73%
Rational AG	8	5,353
SEB SA	56	6,365
Sony Group Corp.	1,100	99,292
		$111,010

Household Products — 1.61%
Beiersdorf AG	86	11,187
Essity AB, Class B	420	11,994
Haleon PLC	3,198	12,703
L'Oreal SA	175	78,050
Unilever PLC	2,545	131,546
		$245,480

Household Products/Wares — 0.36%
Henkel AG & Co. KGaA	127	9,228
Reckitt Benckiser Group PLC	598	45,427
		$54,655

Insurance — 4.78%
Aegon NV	1,743	7,469
Ageas SA	220	9,510
AIA Group Ltd.	10,600	111,605
Allianz SE	295	68,081
Assicurazioni Generali SpA	1,269	25,295
AXA SA	1,568	47,894
Baloise Holding AG	62	9,649
Fairfax Financial Holdings Ltd.	35	23,277
Gjensidige Forsikring ASA	92	1,505
Great-West Lifeco, Inc.	891	23,615
Hannover Rueck SE	139	27,187
iA Financial Corp., Inc.	281	17,810
Insurance Australia Group Ltd.	2,886	9,048
Intact Financial Corp.	251	35,922
Japan Post Holdings Co. Ltd.	2,900	23,512
Manulife Financial Corp.	2,571	47,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69	24,133
NN Group NV	288	10,451
Phoenix Group Holdings PLC	298	2,009
Power Corp. of Canada	486	12,421
Prudential PLC	1,049	14,260
QBE Insurance Group Ltd.	1,862	18,159
Sampo Oyj, Class A	787	37,110
Sun Life Financial, Inc.	421	19,668
Suncorp Group Ltd.	2,256	18,262
Swiss Life Holding AG	23	14,158
Swiss Re AG	306	31,384
Tokio Marine Holdings, Inc.	1,600	30,693
Tryg A/S	106	2,313

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Zurich Insurance Group AG	17	$8,133
		$731,711

Internet — 1.01%
Adevinta ASA (a)	781	5,539
Auto Trader Group PLC (b)	1,276	9,699
Delivery Hero SE (a),(b)	183	6,226
Prosus NV (a)	543	42,364
Scout24 SE (b)	105	6,229
SEEK Ltd.	406	6,492
Shopify, Inc., Class A (a)	1,000	47,947
United Internet AG	609	10,481
Wix.com Ltd. (a)	61	6,088
ZOZO, Inc.	600	13,624
		$154,689

Investment Companies — 0.37%
EXOR NV (a)	30	2,467
Groupe Bruxelles Lambert NV	29	2,469
Industrivarden AB, Class A	209	5,632
Industrivarden AB, Class C	215	5,784
Melrose Industries PLC	3,351	6,883
Washington H Soul Pattinson & Co. Ltd.	1,017	20,530
Wendel SE (a)	125	13,197
		$56,962

Iron & Steel — 0.89%
ArcelorMittal SA (a)	327	9,883
BlueScope Steel Ltd.	530	7,139
Fortescue Metals Group Ltd.	2,495	37,508
JFE Holdings, Inc.	1,400	17,704
Mineral Resources Ltd.	279	15,030
Nippon Steel Corp.	1,300	30,548
voestalpine AG	561	19,031
		$136,843

Leisure Time — 0.37%
BRP, Inc.	273	21,363
Shimano, Inc.	100	17,202
Yamaha Motor Co. Ltd.	700	18,242
		$56,807

Lodging — 0.39%
Accor SA (a)	215	6,988
City Developments Ltd.	2,300	12,737
Galaxy Entertainment Group Ltd. (a)	1,000	6,682
InterContinental Hotels Group PLC	161	10,550
Sands China Ltd. (a)	2,400	8,347
Whitbread PLC	375	13,818
		$59,122

Machinery — Construction & Mining — 1.09%
Epiroc AB, Class A	465	9,220
Epiroc AB, Class B	428	7,276
Hitachi Construction Machinery Co. Ltd.	600	13,896
Hitachi Ltd.	900	49,157
Komatsu Ltd.	1,300	32,085

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Construction & Mining (continued)
Metso Outotec Oyj	1,303	$14,188
Mitsubishi Heavy Industries Ltd.	600	22,034
Sandvik AB	502	10,631
Siemens Energy AG (a)	377	8,275
		$166,762

Machinery — Diversified — 1.25%
Atlas Copco AB, Class A	1,170	14,828
Atlas Copco AB, Class B	1,750	20,095
CNH Industrial NV	1,305	19,927
GEA Group AG	358	16,287
Keyence Corp.	200	97,082
Kone Oyj, Class B	175	9,110
Spirax-Sarco Engineering PLC	57	8,336
Wartsila OYJ Abp	636	5,992
		$191,657

Media — 0.88%
Bollore SE	2,414	14,896
Informa PLC	1,276	10,902
Pearson PLC	1,508	15,708
Quebecor, Inc., Class B	917	22,669
Shaw Communications, Inc., Class B	639	19,121
Thomson Reuters Corp.	127	16,524
Vivendi SE	222	2,239
Wolters Kluwer NV	255	32,176
		$134,235

Metal Fabrication & Hardware — 0.35%
Norsk Hydro ASA	2,259	16,786
SKF AB, Class B	366	7,194
Tenaris SA	1,452	20,629
VAT Group AG (b)	23	8,250
		$52,859

Mining — 2.68%
Anglo American PLC	506	16,716
Antofagasta PLC	387	7,548
BHP Group Ltd.	4,480	141,438
Boliden AB	426	16,738
First Quantum Minerals Ltd.	477	10,966
Franco-Nevada Corp.	117	17,066
Glencore PLC (a)	7,413	42,486
IGO Ltd.	803	6,854
Lundin Mining Corp.	1,089	7,397
Northern Star Resources Ltd.	931	7,661
Pilbara Minerals Ltd.	8,035	21,162
Rio Tinto Ltd.	329	26,421
Rio Tinto PLC	380	25,679
South32 Ltd.	6,286	18,362
Sumitomo Metal Mining Co. Ltd.	500	19,013
Teck Resources Ltd., Class B	329	12,013
Wheaton Precious Metals Corp.	259	12,474
		$409,994

Miscellaneous Manufacturers — 0.62%
Alfa Laval AB	210	7,480

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacturers (continued)
Alstom SA	256	$6,963
Indutrade AB	337	7,146
Knorr-Bremse AG	95	6,314
Orica Ltd.	848	8,724
Siemens AG	300	48,562
Smiths Group PLC	428	9,063
		$94,252

Office & Business Equipment — 0.09%
Seiko Epson Corp.	1,000	14,167

Oil & Gas — 5.70%
Aker BP ASA	623	15,251
Ampol Ltd.	1,042	21,237
ARC Resources Ltd.	1,317	14,939
BP PLC	16,046	101,109
Canadian Natural Resources Ltd.	774	42,832
Cenovus Energy, Inc.	1,510	26,345
DCC PLC	162	9,429
Eni SpA	3,103	43,431
Equinor ASA	899	25,648
Galp Energia SGPS SA (a)	1,182	13,408
Idemitsu Kosan Co. Ltd.	600	13,105
Imperial Oil Ltd.	382	19,426
Inpex Corp.	1,700	17,887
Neste Oyj	213	10,494
OMV AG	462	21,174
Parkland Corp.	575	13,785
Repsol SA	2,129	32,752
Santos Ltd.	3,992	18,412
Shell PLC	6,241	177,729
Suncor Energy, Inc.	1,118	34,711
TotalEnergies SE	2,200	129,698
Tourmaline Oil Corp.	479	19,961
Woodside Energy Group Ltd.	2,215	49,364
		$872,127

Oil & Gas Services — 0.04%
Sembcorp Marine Ltd. (a)	71,127	6,360

Packaging & Containers — 0.21%
CCL Industries, Inc., Class B	514	25,534
Stora Enso Oyj, Class R	550	7,146
		$32,680

Pharmaceuticals — 7.60%
Amplifon SpA	205	7,101
Astellas Pharma, Inc.	100	1,418
AstraZeneca PLC	1,371	189,963
Bayer AG	698	44,450
Chugai Pharmaceutical Co. Ltd.	1,000	24,628
Daiichi Sankyo Co. Ltd.	1,600	58,107
GSK PLC	3,224	56,833
Hikma Pharmaceuticals PLC	395	8,162
Ipsen SA (a)	162	17,832
Merck KGaA	62	11,535
Nippon Shinyaku Co. Ltd.	300	13,173
Novartis AG	985	90,173
Novo Nordisk A/S, Class B	1,464	231,406

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Ono Pharmaceutical Co. Ltd.	800	$16,654
Orion Oyj, Class B	317	14,161
Recordati Industria Chimica e Farmaceutica SpA	200	8,450
Roche Holding AG	33	9,919
Roche Holding AG	622	177,399
Sanofi	872	94,795
Shionogi & Co. Ltd.	500	22,508
Takeda Pharmaceutical Co. Ltd.	1,400	45,867
Teva Pharmaceutical Industries Ltd., ADR (a)	1,765	15,620
UCB SA (a)	30	2,682
		$1,162,836

Pipelines — 0.36%
APA Group	1,454	9,836
Enbridge, Inc.	261	9,951
Keyera Corp.	99	2,168
Pembina Pipeline Corp.	811	26,271
TC Energy Corp.	184	7,157
		$55,383

Private Equity — 0.50%
3i Group PLC	1,026	21,327
Brookfield Corp.	553	18,016
Capitaland Investment Ltd.	5,800	16,038
EQT AB	368	7,467
Eurazeo SE	181	12,857
		$75,705

Real Estate — 1.24%
Aroundtown SA (a)	3,471	4,943
Azrieli Group Ltd.	135	7,726
CK Asset Holdings Ltd.	2,000	12,140
Fastighets AB Balder, Classs B (a)	3,090	12,656
FirstService Corp.	111	15,640
Hang Lung Properties Ltd.	2,000	3,740
Henderson Land Development Co. Ltd.	1,000	3,459
Hongkong Land Holdings Ltd.	516	2,265
Hulic Co. Ltd.	1,600	13,099
LEG Immobilien SE (a)	114	6,241
Mitsui Fudosan Co. Ltd.	1,300	24,321
Nomura Real Estate Holdings, Inc.	500	11,034
REA Group Ltd.	74	6,828
Sagax AB, Class B	299	6,879
Sino Land Co. Ltd.	6,000	8,117
Sun Hung Kai Properties Ltd.	1,000	14,013
Swire Properties Ltd.	5,200	13,381
Swiss Prime Site AG	26	2,161
UOL Group Ltd.	2,800	14,581
Wharf Real Estate Investment Co. Ltd.	1,000	5,745
		$188,969

REITs — 1.13%
British Land Co. PLC	2,793	13,361
Canadian Apartment Properties REIT	70	2,456
CapitaLand Ascendas REIT	7,600	16,333
CapitaLand Integrated Commercial Trust	6,517	9,696
Dexus	1,711	8,589
Gecina SA	57	5,907

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Goodman Group	879	$11,040
GPT Group	728	2,063
Klepierre SA (a)	857	19,378
Land Securities Group PLC	932	7,142
Link REIT	1,540	9,907
Mapletree Logistics Trust	6,200	7,967
Mapletree Pan Asia Commercial Trust	6,100	8,251
Mirvac Group	6,229	8,661
RioCan Real Estate Investment Trust	144	2,172
Scentre Group	1,313	2,414
Stockland	6,329	16,838
Vicinity Ltd.	6,239	8,112
Warehouses De Pauw CVA	441	13,066
		$173,353

Retail — 2.85%
Alimentation Couche-Tard, Inc.	756	38,010
Canadian Tire Corp. Ltd., Class A	129	16,834
Cie Financiere Richemont SA, Class A	170	27,109
Dollarama, Inc.	346	20,678
Fast Retailing Co. Ltd.	200	43,502
H & M Hennes & Mauritz AB, Class B	650	9,257
Industria de Diseno Textil SA	878	29,423
Jardine Cycle & Carriage Ltd.	800	18,804
JD Sports Fashion PLC	9,607	21,065
Kingfisher PLC	4,070	13,114
Mercedes-Benz Finance North America LLC	300	15,839
Moncler SpA	257	17,710
Next PLC	286	23,187
Pan Pacific International Holdings Corp.	800	15,418
Pandora A/S	240	22,898
Reece Ltd.	555	6,437
Restaurant Brands International, Inc.	352	23,631
Swatch Group AG	46	15,756
Swatch Group AG	193	12,192
USS Co. Ltd.	800	13,828
Welcia Holdings Co. Ltd.	600	12,807
Wesfarmers Ltd.	568	19,079
		$436,578

Semiconductors — 3.14%
Advantest Corp.	300	27,475
ASM International NV	51	20,569
ASML Holding NV	357	242,056
Hamamatsu Photonics KK	300	16,065
Infineon Technologies AG	943	38,535
Renesas Electronics Corp. (a)	1,700	24,500
Rohm Co. Ltd.	200	16,524
STMicroelectronics NV	554	29,413
SUMCO Corp.	1,100	16,412
Tokyo Electron Ltd.	300	36,242
Tower Semiconductor Ltd. (a)	301	12,806
		$480,597

Shipbuilding — 0.08%
Kongsberg Gruppen ASA	302	12,196

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software — 1.43%
Constellation Software, Inc.	19	$35,721
Dassault Systemes SE	299	12,282
Descartes Systems Group, Inc. (a)	200	16,142
Nemetschek SE	100	6,863
Open Text Corp.	267	10,299
Oracle Corp. Japan	200	14,355
Sage Group PLC	1,051	10,048
SAP SE	544	68,472
Square Enix Holdings Co. Ltd.	300	14,370
TIS, Inc.	600	15,771
WiseTech Global Ltd.	316	13,759
		$218,082

Telecommunications — 3.73%
BCE, Inc.	158	7,078
Bezeq The Israeli Telecommunication Corp. Ltd.	10,150	13,791
BT Group PLC	4,903	8,818
Deutsche Telekom AG	3,588	86,968
Elisa Oyj	277	16,691
Hikari Tsushin, Inc.	100	13,986
HKT Trust & HKT Ltd.	7,000	9,292
KDDI Corp.	1,400	43,157
Koninklijke KPN NV	5,323	18,796
Nice Ltd. (a)	38	8,508
Nippon Telegraph & Telephone Corp.	1,400	41,776
Nokia Oyj	5,134	25,141
Orange SA	3,177	37,735
Rogers Communications, Inc., Class B	53	2,456
Singapore Telecommunications Ltd.	1,600	2,958
SoftBank Corp.	3,500	40,305
SoftBank Group Corp.	1,100	42,931
Spark New Zealand Ltd.	6,902	21,838
Swisscom AG	20	12,748
Tele2 AB, Class B	911	9,063
Telecom Italia SpA (a)	18,290	6,034
Telefonaktiebolaget LM Ericsson, Class B	1,725	10,072
Telefonica Deutschland Holding AG	4,435	13,645
Telefonica SA	6,054	26,085
Telenor ASA	832	9,751
Telia Co. AB	857	2,177
Telstra Group Ltd.	6,516	18,381
TELUS Corp.	131	2,601
Vodafone Group PLC	15,477	17,049
		$569,831

Toys, Games & Hobbies — 0.38%
Bandai Namco Holdings, Inc.	900	19,308
Nintendo Co. Ltd.	1,000	38,645
		$57,953

Transportation — 2.24%
AP Moller - Maersk A/S, Class B	7	12,682
AP Moller - Maersk A/S, Class A	7	12,391
Aurizon Holdings Ltd.	3,688	8,283
Canadian National Railway Co.	254	29,971
Canadian Pacific Railway Ltd.	115	8,855
Deutsche Post AG	763	35,656
DSV A/S	228	44,028

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Transportation (continued)
Getlink SE (a)	587	$9,670
Kintetsu Group Holdings Co. Ltd.	400	12,849
Kuehne + Nagel International AG	68	20,208
Mitsui OSK Lines Ltd.	700	17,451
MTR Corp. Ltd.	500	2,411
NIPPON EXPRESS HOLDINGS, Inc.	300	18,008
Nippon Yusen KK	900	20,938
Poste Italiane SpA (b)	2,085	21,282
SG Holdings Co. Ltd.	1,000	14,762
SITC International Holdings Co. Ltd.	5,000	10,739
TFI International, Inc.	239	28,519
Yamato Holdings Co. Ltd.	800	13,671
		$342,374

Water — 0.17%
Severn Trent PLC	70	2,486
United Utilities Group PLC	183	2,393
Veolia Environnement SA	690	21,252
		$26,131
TOTAL COMMON STOCKS		$14,953,078
PREFERRED STOCKS — 0.45%	Shares Held	Value

Auto Manufacturers — 0.28%
Bayerische Motoren Werke AG
6.18%	224	$22,908
Porsche Automobil Holding SE
4.84%	128	7,346
Volkswagen AG
21.22%	89	12,127
		$42,381

Electronics — 0.10%
Sartorius AG
0.37%	35	14,690
Household Products/Wares — 0.07%
Henkel AG & Co. KGaA
2.58%	148	11,566
TOTAL PREFERRED STOCKS		$68,637
INVESTMENT COMPANIES — 0.42%	Shares Held	Value

Money Market Fund — 0.42%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (c)	64,624	$64,624
TOTAL INVESTMENT COMPANIES		$64,624
Total Investments		$15,086,339
Other Assets and Liabilities — 1.36%		207,753
Total Net Assets — 100.00%		$15,294,092

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $249,082 or 1.63% of net assets.
(c) Current yield shown is as of period end.

See accompanying notes.	29

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

Portfolio Summary
Location	Percent
Japan	19.06%
United Kingdom	11.96%
France	10.81%
Canada	9.85%
Switzerland	7.69%
Germany	6.95%
Australia	6.60%
Netherlands	4.40%
Denmark	2.79%
Spain	2.70%
Sweden	2.45%
Hong Kong	2.33%
Italy	2.13%
Singapore	1.76%
Finland	1.19%
Israel	1.12%
Ireland	1.02%
Norway	0.99%
Belgium	0.83%
United States	0.53%
Austria	0.42%
New Zealand	0.35%
Luxemburg	0.28%
Portugal	0.28%
Mongolia	0.05%
Jordan	0.05%
Chile	0.05%
Other Assets and Liabilities	1.36%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS — 89.79%	Amount	Value

Aerospace & Defense — 3.43%
Boeing Co.
3.25%, 02/01/2028	$357,000	$332,656
5.71%, 05/01/2040	307,000	310,564
Lockheed Martin Corp.
5.70%, 11/15/2054	152,000	173,091
Raytheon Technologies Corp.
4.13%, 11/16/2028	593,000	584,471
		$1,400,782

Airlines — 7.82%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	1,049,262	1,012,026
Southwest Airlines Co.
5.25%, 05/04/2025	1,096,000	1,095,111
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028	1,256,559	1,086,303
		$3,193,440

Auto Manufacturers — 0.49%
Mercedes-Benz Finance North America LLC
4.80%, 04/07/2030	200,000	200,589

Banks — 23.24%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	703,000	605,432
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	624,000	473,882
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	343,000	223,649
(6-month Secured Overnight Financing Rate + 1.99%),
6.20%, 11/10/2028 (b)	355,000	371,111
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.94%),
3.79%, 03/17/2033 (b)	655,000	587,081
(6-month Secured Overnight Financing Rate + 1.54%),
5.61%, 09/29/2026 (b)	662,000	666,934
(6-month Secured Overnight Financing Rate + 2.33%),
6.27%, 11/17/2033 (b)	108,000	116,802
Deutsche Bank AG
(6-month U.S. International Swaps and Derivative Association + 2.55%),
4.88%, 12/01/2032 (b)	464,000	376,939
First Republic Bank
4.63%, 02/13/2047	544,000	299,200
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate + 1.41%),
3.10%, 02/24/2033 (b)	850,000	729,955
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	853,000	761,390
(6-month Secured Overnight Financing Rate + 2.08%),
4.91%, 07/25/2033 (b)	385,000	382,669
Morgan Stanley
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	545,000	359,251
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028 (b)	308,000	290,927

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Morgan Stanley (continued)
5.00%, 11/24/2025	$269,000	$266,660
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	900,000	702,713
State Street Corp.
(6-month Secured Overnight Financing Rate + 1.57%),
4.82%, 01/26/2034 (b)	83,000	82,542
Truist Financial Corp.
(6-month Secured Overnight Financing Rate + 1.63%),
5.90%, 10/28/2026 (b)	195,000	194,400
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	667,000	639,461
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	930,000	837,427
Westpac Banking Corp.
(1-year Treasury Constant Maturity Rate + 2.68%),
5.41%, 08/10/2033 (b)	548,000	523,707
		$9,492,132

Beverages — 2.57%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	465,000	441,559
4.90%, 01/23/2031	386,000	397,677
PepsiCo, Inc.
4.45%, 02/15/2033 (c)	205,000	210,409
		$1,049,645

Biotechnology — 0.56%
Amgen, Inc.
5.25%, 03/02/2030	138,000	141,144
5.60%, 03/02/2043	84,000	86,545
		$227,689

Commercial Services — 1.11%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)	539,000	451,625

Computers — 0.79%
Apple, Inc.
3.95%, 08/08/2052	360,000	322,411

Diversified Financial Services — 1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	270,000	235,716
3.85%, 10/29/2041	790	604
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)	298,342	171,399
		$407,719

Electric — 7.62%
Commonwealth Edison Co.
4.00%, 03/01/2049	391,000	326,940
FirstEnergy Corp.
5.10%, 07/15/2047	226,000	200,445

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Florida Power & Light Co.
3.95%, 03/01/2048		$226,000	$194,503
Louisville Gas & Electric Co
5.45%, 04/15/2033		109,000	113,273
Monongahela Power Co.
3.55%, 05/15/2027 (a)		242,000	229,735
NRG Energy, Inc.
2.00%, 12/02/2025 (a)		306,000	275,565
Pacific Gas & Electric Co.
1.70%, 11/15/2023		470,000	458,467
2.95%, 03/01/2026		589,000	547,896
WEC Energy Group, Inc.
1.38%, 10/15/2027		619,000	536,678
5.00%, 09/27/2025		229,000	229,060
			$3,112,562

Environmental Control — 1.56%
Waste Connections, Inc.
4.20%, 01/15/2033		430,000	412,687
Waste Management, Inc.
4.63%, 02/15/2030		226,000	226,122
			$638,809

Food — 2.69%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052 (a)		347,000	250,769
Kraft Heinz Foods Co.
4.88%, 10/01/2049		313,000	290,826
Mars, Inc.
2.38%, 07/16/2040 (a)		272,000	196,265
Pilgrim's Pride Corp.
3.50%, 03/01/2032		445,000	362,141
Sysco Corp.
3.15%, 12/14/2051		736	514
			$1,100,515

Gas — 1.78%
NiSource, Inc.
0.95%, 08/15/2025		750,000	682,310
5.25%, 03/30/2028		45,000	45,776
			$728,086

Healthcare — Products — 1.35%
Boston Scientific Corp.
2.65%, 06/01/2030		623,000	550,455

Healthcare — Services — 2.33%
Centene Corp.
2.45%, 07/15/2028		672,000	584,640
UnitedHealth Group, Inc.
2.75%, 05/15/2040		316,000	238,987
5.88%, 02/15/2053		113,000	127,011
			$950,638

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Insurance — 4.16%
Arthur J Gallagher & Co.
2.40%, 11/09/2031		$379,000	$307,804
5.50%, 03/02/2033		158,000	161,417
Chubb INA Holdings, Inc.
3.35%, 05/03/2026		315,000	304,653
Corebridge Financial, Inc.
4.40%, 04/05/2052 (a)		226,000	176,785
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		278,000	187,542
Markel Corp.
4.30%, 11/01/2047		275,000	225,853
MetLife, Inc.
5.00%, 07/15/2052		149,000	139,396
New York Life Insurance Co.
3.75%, 05/15/2050 (a)		242,000	195,160
			$1,698,610

Internet — 1.63%
Amazon.com, Inc.
4.55%, 12/01/2027		655,000	664,892

Media — 1.47%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032		395,000	300,966
Comcast Corp.
3.97%, 11/01/2047		355,000	298,421
			$599,387

Mining — 1.63%
Yamana Gold, Inc.
2.63%, 08/15/2031		826,000	664,561

Pharmaceuticals — 7.89%
AbbVie, Inc.
3.20%, 11/21/2029		318,000	295,110
4.05%, 11/21/2039		466,000	416,247
Astrazeneca Finance LLC
4.88%, 03/03/2033		106,000	109,341
Bayer U.S. Finance II LLC
4.63%, 06/25/2038 (a)		513,000	469,785
Becton Dickinson & Co.
3.70%, 06/06/2027		817,000	789,349
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		226,000	210,370
CVS Health Corp.
5.13%, 02/21/2030		205,000	207,808
Eli Lilly & Co.
4.70%, 02/27/2033		158,000	161,992
Zoetis, Inc.
3.90%, 08/20/2028		579,000	563,293
			$3,223,295

Pipelines — 2.13%
Energy Transfer LP
3.75%, 05/15/2030		399,000	368,202
5.15%, 03/15/2045		266,000	231,571

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		$271,000	$270,027
			$869,800

REITs — 2.42%
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		435,000	333,669
Kimco Realty OP LLC
3.20%, 04/01/2032		435,000	365,646
Realty Income Corp.
3.10%, 12/15/2029		70	63
Spirit Realty LP
3.20%, 02/15/2031		345,000	287,218
			$986,596

Semiconductors — 0.66%
Broadcom, Inc.
4.11%, 09/15/2028		280,000	267,551
Software — 4.32%
Fiserv, Inc.
4.40%, 07/01/2049		273,000	233,245
Oracle Corp.
2.80%, 04/01/2027		226,000	210,122
4.00%, 07/15/2046		226,000	172,428
6.15%, 11/09/2029		120,000	127,815
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		357,000	328,006
VMware, Inc.
4.65%, 05/15/2027		705,000	694,108
			$1,765,724

Telecommunications — 3.69%
AT&T, Inc.
3.50%, 09/15/2053		749,000	543,810
T-Mobile USA, Inc.
3.38%, 04/15/2029		1,058,000	964,565
			$1,508,375

Transportation — 0.59%
United Parcel Service, Inc.
4.88%, 03/03/2033		236,000	242,196
Water — 0.86%
Essential Utilities, Inc.
2.40%, 05/01/2031		421,000	350,618
TOTAL BONDS			$36,668,702
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
2.86%		Amount	Value
U.S. Treasury — 2.86%
3.00%, 08/15/2052		$201,800	$177,269
4.13%, 11/15/2032		942,800	990,676
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$1,167,945

See accompanying notes.	35

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	March 31, 2023 (unaudited)

INVESTMENT COMPANIES — 6.43%		Shares Held	Value

Money Market Funds — 6.43%
Principal Government Money Market Fund — Class R-6 4.72% (d),(e),(f)		160,268	$160,268
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (f)		2,465,081	2,465,081
TOTAL INVESTMENT COMPANIES			$2,625,349
Total Investments			$40,461,996
Other Assets and Liabilities — 0.92%			376,115

Total Net Assets — 100.00%			$40,838,111

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,771,288 or 11.68% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $157,768 or
0.39% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $160,268 or 0.39% of net assets.
(f) Current yield shown is as of period end.

Portfolio Summary
Sector	Percent
Financial	30.81%
Consumer, Non-cyclical	18.50%
Utilities	10.26%
Consumer, Cyclical	8.31%
Communications	6.79%
Money Market Funds	6.43%
Technology	5.77%
Industrial	5.59%
Government	2.86%
Energy	2.13%
Basic Materials	1.63%
Other Assets and Liabilities	0.92%
TOTAL NET ASSETS	100.00%

See accompanying notes.	36

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2023 (unaudited)

	June 30, 2022	Purchases		Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds		Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$3,414,280		$3,254,012	$160,268
Principal Government Money
Market Fund — Institutional Class
4.67%	1,398,980	3,608,665		5,007,645	—
	$1,398,980	$7,022,945		$8,261,657	$160,268

			Realized Gain
		Realized		from	Change in
		Gain/(Loss) on	Capital Gain		Unrealized
	Income (a)	Investments	Distributions		Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—		$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—		—	—
	$—	$—		$—	$—

(a) Amount excludes earnings from securities lending collateral.

	Futures Contracts
					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date	Type	Contracts		Amount	(Depreciation)
U.S. 10 Year Ultra; June 2023	Short		6	$727,488	$644
U.S. 5 Year CBT; June 2023	Short		7	747,674	(18,881)
U.S. Long Bond CBT; June 2023	Long		12	1,537,479	36,396
U.S. Ultra Bond CBT; June 2023	Long		13	1,749,122	85,503
Total					$103,662

See accompanying notes.		37

	Schedule of Investments
	Principal Millennial Global Growth ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.20%	Shares Held	Value

Apparel — 6.07%
adidas AG	605	$106,804
Carter's, Inc.	690	49,625
Columbia Sportswear Co.	702	63,348
Fila Holdings Corp.	2,452	68,747
Gildan Activewear, Inc.	1,788	59,402
Kering SA	226	147,058
Levi Strauss & Co., Class A	3,207	58,464
LVMH Moet Hennessy Louis Vuitton SE	199	182,235
NIKE, Inc., Class B	972	119,206
PVH Corp.	826	73,646
Ralph Lauren Corp.	559	65,218
SMCP SA (a),(b)	9,031	80,263
Torrid Holdings, Inc. (a),(c)	10,459	45,601
Urban Outfitters, Inc. (a)	23,408	648,870
VF Corp.	2,296	52,601
		$1,821,088

Beverages — 1.84%
Brown-Forman Corp., Class B	1,978	127,126
Constellation Brands, Inc., Class A	578	130,565
Fevertree Drinks PLC	2,940	46,568
Monster Beverage Corp. (a)	3,326	179,637
Treasury Wine Estates Ltd.	7,978	69,701
		$553,597

Commercial Services — 2.51%
Aaron's Co., Inc.	3,155	30,477
Adyen NV (a),(b)	284	449,431
Global Payments, Inc.	961	101,136
GMO Payment Gateway, Inc.	600	51,425
Nuvei Corp. (a),(b),(c)	920	40,043
Paysafe Ltd. (a)	1,706	29,462
PROG Holdings, Inc. (a)	2,201	52,362
		$754,336

Computers — 0.42%
Apple, Inc.	757	124,829

Construction Materials — 1.00%
Fortune Brands Innovations, Inc.	1,779	104,481
Masco Corp.	2,599	129,222
Masterbrand, Inc. (a)	1,779	14,303
Mohawk Industries, Inc. (a)	510	51,112
		$299,118

Diversified Financial Services — 7.90%
Coinbase Global, Inc., Class A (a)	4,094	276,632
Discover Financial Services	7,112	702,950
Futu Holdings Ltd., ADR (a)	13,171	682,916
LexinFintech Holdings Ltd., ADR (a)	164,476	445,730
Lufax Holding Ltd., ADR	76,244	155,538
Rocket Cos., Inc., Class A (a)	5,699	51,633
XP, Inc., Class A (a)	4,770	56,620
		$2,372,019

Entertainment — 6.14%
CTS Eventim AG & Co. KGaA (a)	6,215	387,223
DraftKings, Inc., Class A (a)	3,258	63,075

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
HYBE Co. Ltd. (a)	2,332	$338,376
Universal Music Group NV	21,240	536,825
Warner Music Group Corp., Class A	15,529	518,203
		$1,843,702

Food — 2.75%
Albertsons Cos., Inc., Class A	3,974	82,580
Kroger Co.	13,661	674,444
Sprouts Farmers Market, Inc. (a)	1,984	69,499
		$826,523

Home Builders — 0.84%
DR Horton, Inc.	1,766	172,521
Toll Brothers, Inc.	1,348	80,920
		$253,441

Home Furnishings — 2.29%
Arhaus, Inc. (a)	7,447	61,736
Sleep Number Corp. (a)	1,250	38,012
Sony Group Corp.	5,500	496,460
Tempur Sealy International, Inc.	2,269	89,603
		$685,811

Internet — 30.01%
AfreecaTV Co. Ltd.	4,876	317,613
Alphabet, Inc., Class C (a)	5,612	583,648
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR (a)	30,559	40,949
eBay, Inc.	2,307	102,362
Expedia Group, Inc. (a)	2,647	256,838
Farfetch Ltd., Class A (a)	4,590	22,537
Hello Group, Inc., ADR	74,196	675,184
iQIYI, Inc., ADR (a)	94,876	690,697
JD.com, Inc., ADR	2,575	113,017
JOYY, Inc., ADR	17,514	546,087
Kakao Corp.	1,537	72,136
Kuaishou Technology (a),(b)	60,000	462,044
Lulu's Fashion Lounge Holdings, Inc. (a),(c)	9,349	22,251
Match Group, Inc. (a)	4,762	182,813
Meituan, Class B (a),(b)	280	5,119
Meta Platforms, Inc., Class A (a)	598	126,740
Naspers Ltd., Class N	5,021	928,613
Netflix, Inc. (a)	2,092	722,744
Pinterest, Inc., Class A (a)	5,346	145,785
RealReal, Inc. (a),(c)	8,731	11,001
Revolve Group, Inc. (a)	10,855	285,487
Rightmove PLC	8,326	57,825
Shutterstock, Inc.	683	49,586
Snap, Inc., Class A (a)	14,348	160,841
Temple & Webster Group Ltd. (a),(c)	13,808	31,751
Tencent Holdings Ltd.	3,000	147,441
Tencent Music Entertainment Group, ADR (a)	132,090	1,093,705
THG PLC (a),(c)	57,270	47,688
Trip.com Group Ltd., ADR (a)	24,732	931,654
Vipshop Holdings Ltd., ADR (a)	7,706	116,977
Weibo Corp., ADR (a)	2,829	56,750
		$9,007,883

See accompanying notes.

	Schedule of Investments
	Principal Millennial Global Growth ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time — 1.81%
Camping World Holdings, Inc., Class A	21,030	$438,896
Shimano, Inc.	600	103,212
		$542,108

Media — 4.21%
Comcast Corp., Class A	2,826	107,134
Fox Corp., Class B	3,618	113,279
Paramount Global, Class B	13,706	305,781
Sirius XM Holdings, Inc. (c)	20,006	79,424
Vivendi SE	65,108	656,669
		$1,262,287

Real Estate — 0.44%
REA Group Ltd.	1,424	131,387

REITs — 3.02%
EastGroup Properties, Inc.	645	106,632
Equity Residential	1,458	87,480
Prologis, Inc.	817	101,937
Rexford Industrial Realty, Inc.	1,759	104,924
Segro PLC	48,415	458,447
Warehouses De Pauw CVA	1,594	47,228
		$906,648

Retail — 16.71%
Academy Sports & Outdoors, Inc.	1,559	101,725
American Eagle Outfitters, Inc.	3,771	50,682
ANTA Sports Products Ltd.	11,400	165,556
Bath & Body Works, Inc.	2,743	100,339
Bed Bath & Beyond, Inc. (a)	17,140	7,326
Dick's Sporting Goods, Inc.	614	87,120
Foot Locker, Inc.	2,138	84,857
Frasers Group PLC (a)	8,311	79,662
Goldwin, Inc.	1,300	123,367
H & M Hennes & Mauritz AB, Class B	10,709	152,520
Hibbett, Inc.	1,388	81,864
Home Depot, Inc.	2,618	772,624
Industria de Diseno Textil SA	38,972	1,305,993
Kingfisher PLC	20,632	66,480
Li Ning Co. Ltd.	16,771	132,247
Lowe's Cos., Inc.	658	131,580
Lululemon Athletica, Inc. (a)	364	132,565
Next PLC	1,808	146,578
Pandora A/S	1,476	140,824
Petco Health & Wellness Co., Inc. (a)	3,237	29,133
Qurate Retail, Inc., Series A (a)	13,315	13,153
Ryohin Keikaku Co. Ltd.	5,740	65,019
Signet Jewelers Ltd.	8,848	688,197
Starbucks Corp.	1,445	150,468
Truworths International Ltd.	17,374	52,029
Victoria's Secret & Co. (a)	1,233	42,107
Williams-Sonoma, Inc.	907	110,346
		$5,014,361

Semiconductors — 0.45%
NVIDIA Corp.	491	136,385

See accompanying notes.

	Schedule of Investments
Principal Millennial Global Growth ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software — 5.25%
Bilibili, Inc., ADR (a)		16,631	$390,829
DouYu International Holdings Ltd., ADR (a)		204,344	243,169
Fidelity National Information Services, Inc.		1,318	71,607
Fiserv, Inc. (a)		1,298	146,713
HUYA, Inc., ADR (a)		96,416	348,062
Kakao Games Corp. (a)		985	31,551
Microsoft Corp.		431	124,257
NetEase, Inc., ADR		1,620	143,273
XD, Inc. (a)		22,200	76,216
			$1,575,677

Telecommunications — 2.82%
AT&T, Inc.		43,918	845,421

Toys, Games & Hobbies — 1.06%
Funko, Inc., Class A (a)		33,893	319,611

Transportation — 1.66%
Deutsche Post AG		2,985	139,492
FedEx Corp.		573	130,925
RXO, Inc. (a)		869	17,067
United Parcel Service, Inc., Class B		619	120,080
XPO, Inc. (a)		869	27,721
Yamato Holdings Co. Ltd.		3,700	63,230
			$498,515
TOTAL COMMON STOCKS			$29,774,747
INVESTMENT COMPANIES — 2.33%		Shares Held	Value

Money Market Funds — 2.33%
Principal Government Money Market Fund —Class R-6 4.72% (d),(e),(f)		572,569	$572,569
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (f)		126,776	126,776
TOTAL INVESTMENT COMPANIES			$699,345
Total Investments			$30,474,092
Other Assets and Liabilities — (1.53)%			(460,103)

Total Net Assets — 100.00%			$30,013,989

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,036,900 or 3.45% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $554,602 or
1.85% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $572,569 or 1.91% of net assets.
(f) Current yield shown is as of period end.

See accompanying notes.	41

	Schedule of Investments
	Principal Millennial Global Growth ETF
	March 31, 2023 (unaudited)

Portfolio Summary
Location		Percent
United States		47.61%
China		21.30%
Spain		4.35%
France		3.55%
Netherlands		3.29%
South Africa		3.27%
United Kingdom		3.18%
Japan		3.01%
Republic Of Korea		2.76%
Hong Kong		2.27%
Germany		2.11%
Singapore		1.82%
Australia		0.77%
Canada		0.77%
Sweden		0.51%
Denmark		0.47%
Brazil		0.19%
Belgium		0.16%
Turkey		0.14%
Other Assets and Liabilities		(1.53)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$4,758,029	$4,185,460	$572,569
Principal Government Money
Market Fund — Institutional Class
4.67%	988,500	8,567,796	9,556,296	—
	$988,500	$13,325,825	$13,741,756	$572,569

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2023 (unaudited)

COMMON STOCKS — 99.78%	Shares Held	Value
Beverages — 1.18%
Keurig Dr Pepper, Inc.	9,716	$342,780
Biotechnology — 1.52%
Amgen, Inc.	1,816	439,018
Commercial Services — 2.53%
Automatic Data Processing, Inc.	1,821	405,409
MarketAxess Holdings, Inc.	836	327,119
		$732,528

Computers — 8.53%
Accenture PLC, Class A	1,787	510,742
Apple, Inc.	9,884	1,629,872
Leidos Holdings, Inc.	3,546	326,445
		$2,467,059

Construction Materials — 1.25%
Trane Technologies PLC	1,960	360,601
Distribution/Wholesale — 3.51%
LKQ Corp.	5,957	338,119
Pool Corp.	951	325,661
WW Grainger, Inc.	510	351,293
		$1,015,073

Diversified Financial Services — 2.02%
Mastercard, Inc., Class A	1,610	585,090
Electrical Components & Equipment — 2.57%
AMETEK, Inc.	2,494	362,453
Emerson Electric Co.	4,363	380,192
		$742,645

Electronics — 3.68%
Agilent Technologies, Inc.	2,580	356,917
Keysight Technologies, Inc. (a)	2,172	350,735
Mettler-Toledo International, Inc. (a)	233	356,539
		$1,064,191

Healthcare — Products — 10.11%
Abbott Laboratories	4,706	476,530
Danaher Corp.	1,845	465,014
Edwards Lifesciences Corp. (a)	4,407	364,591
Stryker Corp.	1,428	407,651
Thermo Fisher Scientific, Inc.	904	521,039
Waters Corp. (a)	1,099	340,283
West Pharmaceutical Services, Inc.	1,005	348,202
		$2,923,310

Healthcare — Services — 6.02%
Charles River Laboratories International, Inc. (a)	1,669	336,838
Humana, Inc.	738	358,269
IQVIA Holdings, Inc. (a)	1,800	358,002
UnitedHealth Group, Inc.	1,457	688,564
		$1,741,673

Home Builders — 2.34%
DR Horton, Inc.	3,483	340,254

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Home Builders (continued)
PulteGroup, Inc.		5,791	$337,500
			$677,754

Household Products/Wares — 1.21%
Avery Dennison Corp.		1,953	349,450
Insurance — 4.13%
Aon PLC, Class A		1,231	388,122
Arthur J Gallagher & Co.		1,922	367,698
Berkshire Hathaway, Inc., Class B (a)		107	33,038
Marsh & McLennan Cos., Inc.		2,431	404,883
			$1,193,741

Internet — 4.30%
Alphabet, Inc., Class A (a)		941	97,610
Alphabet, Inc., Class C (a)		4,384	455,936
Amazon.com, Inc. (a)		3,306	341,477
CDW Corp.		1,782	347,294
			$1,242,317

Machinery — Diversified — 2.42%
IDEX Corp.		1,504	347,469
Nordson Corp.		1,583	351,838
			$699,307

Pharmaceuticals — 5.16%
AbbVie, Inc.		3,527	562,098
Merck & Co., Inc.		5,154	548,334
Zoetis, Inc.		2,301	382,978
			$1,493,410

Pipelines — 1.25%
Williams Cos., Inc.		12,113	361,694
Retail — 4.96%
Genuine Parts Co.		2,033	340,141
O'Reilly Automotive, Inc. (a)		445	377,796
Ulta Beauty, Inc. (a)		662	361,233
Yum! Brands, Inc.		2,684	354,503
			$1,433,673

Semiconductors — 14.41%
Analog Devices, Inc.		2,116	417,318
Applied Materials, Inc.		3,270	401,654
Broadcom, Inc.		850	545,309
Microchip Technology, Inc.		4,349	364,359
NVIDIA Corp.		3,297	915,808
NXP Semiconductors NV		1,988	370,712
ON Semiconductor Corp. (a)		4,372	359,903
QUALCOMM, Inc.		3,540	451,633
Skyworks Solutions, Inc.		2,884	340,254
			$4,166,950

Software — 13.65%
Adobe, Inc. (a)		1,262	486,337
Fiserv, Inc. (a)		3,436	388,371
Intuit, Inc.		995	443,601
Microsoft Corp.		4,802	1,384,417

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)			Shares Held	Value
Software (continued)
MSCI, Inc.			651	$364,358
Salesforce, Inc. (a)			2,541	507,641
Synopsys, Inc. (a)			962	371,572
				$3,946,297

Telecommunications — 1.76%
Cisco Systems, Inc.			9,719	508,061
Transportation — 1.27%
Norfolk Southern Corp.			1,731	366,972
TOTAL COMMON STOCKS				$28,853,594
INVESTMENT COMPANIES — 0.18%			Shares Held	Value
Money Market Fund — 0.18%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (b)			52,798	$52,798
TOTAL INVESTMENT COMPANIES				$52,798
Total Investments				$28,906,392
Other Assets and Liabilities — 0.04%				12,479
Total Net Assets — 100.00%				$28,918,871

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary
Sector		Percent
Technology		36.60%
Consumer, Non-cyclical		27.74%
Industrial		11.18%
Consumer, Cyclical		10.81%
Financial		6.15%
Communications		6.05%
Energy		1.25%
Money Market Fund		0.18%
Other Assets and Liabilities		0.04%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$59,105	$59,105	$—
	$—	$59,105	$59,105	$—

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.		45

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 98.63%	Shares Held	Value

Entertainment — 2.21%
Marriott Vacations Worldwide Corp.	832	$112,204

REITs — 96.42%
Alexandria Real Estate Equities, Inc.	1,628	204,460
American Homes 4 Rent, Class A	6,946	218,452
American Tower Corp.	1,840	375,986
Crown Castle, Inc.	1,648	220,568
CubeSmart	4,509	208,406
DiamondRock Hospitality Co.	12,332	100,259
Digital Realty Trust, Inc.	2,269	223,065
Equinix, Inc.	199	143,487
Equity LifeStyle Properties, Inc.	3,387	227,369
Extra Space Storage, Inc.	2,098	341,827
Gaming & Leisure Properties, Inc.	3,319	172,787
Invitation Homes, Inc.	10,368	323,793
Medical Properties Trust, Inc.	4,213	34,631
National Health Investors, Inc.	1,952	100,684
Rexford Industrial Realty, Inc.	6,586	392,855
SBA Communications Corp.	783	204,418
Sun Communities, Inc.	2,276	320,643
Terreno Realty Corp.	2,946	190,312
Ventas, Inc.	7,171	310,863
VICI Properties, Inc.	10,006	326,396
Welltower, Inc.	3,411	244,534
		$4,885,795
TOTAL COMMON STOCKS		$4,997,999
INVESTMENT COMPANIES — 0.99%	Shares Held	Value

Money Market Fund — 0.99%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (a)	49,923	$49,923
TOTAL INVESTMENT COMPANIES		$49,923
Total Investments		$5,047,922
Other Assets and Liabilities — 0.38%		19,279

Total Net Assets — 100.00%		$5,067,201

(a) Current yield shown is as of period end.

Portfolio Summary
Sector	Percent
Financial	96.42%
Consumer, Cyclical	2.21%
Money Market Fund	0.99%
Other Assets and Liabilities	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes.	46

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS — 95.03%	Amount	Value

Banks — 46.85%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$10,268,000	$8,729,215
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b),(c)	10,776,000	10,600,890
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	3,362,000	2,892,433
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	11,569,000	10,441,023
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	3,447,000	2,842,396
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	4,565,000	4,154,150
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082 (a)	12,585,000	12,819,726
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	7,702,000	6,504,339
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	13,081,000	11,560,334
(5-year Treasury Constant Maturity Rate + 3.20%),
7.38%, 05/15/2028 (a),(b)	6,600,000	6,495,456
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	3,206,000	2,444,575
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	4,583,000	3,954,817
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	13,611,000	11,410,101
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	1,910,000	1,559,038
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,284,000	1,063,537
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	8,542,000	7,079,236
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	8,268,000	7,976,718
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	5,868,000	7,035,209
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	6,707,000	5,700,950
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	9,269,000	8,110,375
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	7,688,000	7,714,754
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	19,512,000	13,736,328

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
M&T Bank Corp. (continued)
(5-year Treasury Constant Maturity Rate + 3.17%),
5.00%, 08/01/2024 (a),(b)	$5,000,000	$3,950,000
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	2,820,000	2,236,316
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b),(c)	13,480,000	12,682,658
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.07%),
8.13%, 10/31/2082 (a)	22,075,000	22,406,125
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	6,129,000	5,362,875
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	10,237,000	9,461,871
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	12,377,000	9,654,060
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	23,171,000	20,453,273
		$241,032,778

Diversified Financial Services — 8.33%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	12,422,000	10,499,074
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	13,521,000	10,123,849
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	12,862,000	10,486,003
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	2,494,000	2,363,065
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	10,141,000	9,360,485
		$42,832,476

Electric — 12.07%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	3,010,000	2,408,000
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	8,947,000	7,127,726
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	2,476,000	2,139,214
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	712,000	589,003
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b),(c)	11,434,000	10,045,226

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)	$4,456,000	$3,318,606
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b),(c)	13,948,000	13,384,501
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	6,187,000	5,764,950
Enel SpA
(5-year Swap rate + 5.88%),
8.75%, 09/24/2073 (a),(d)	3,335,000	3,308,417
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)	14,529,000	11,986,425
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (a)	2,231,000	2,046,803
		$62,118,871

Gas — 1.03%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	5,628,000	5,290,320

Hand/Machine Tools — 0.58%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)	3,816,000	3,006,717

Insurance — 16.60%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)	3,210,000	3,125,828
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)	1,192,000	1,093,422
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	5,600,000	5,208,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)	4,000,000	3,735,000
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	5,600,000	5,419,456
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.85%),
6.88%, 12/15/2052 (a),(c),(d)	7,521,000	6,704,599
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b),(c)	3,555,000	3,240,146
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(d)	2,612,000	2,094,615
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(d)	3,210,000	3,100,712

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	$8,593,000	$7,570,891
9.25%, 04/08/2068 (d)	1,415,000	1,669,626
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(d)	4,238,000	3,361,384
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(d)	2,505,000	1,996,925
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)	14,098,000	11,483,794
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)	4,634,000	4,082,976
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(d)	3,860,000	3,232,750
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (a),(d)	6,436,000	6,379,896
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	7,690,000	7,331,132
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)	6,000,000	4,546,320
		$85,377,472

Oil & Gas — 1.38%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	5,000,000	4,762,068
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)	2,561,000	2,327,309
		$7,089,377

Pipelines — 5.80%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)	1,845,000	1,641,483
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)	4,782,000	4,414,719
(5-year Treasury Constant Maturity Rate + 4.41%),
7.63%, 01/15/2083 (a)	5,245,000	5,116,430
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (a)	3,210,000	2,714,441
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)	5,115,000	4,266,841
(5-year Treasury Constant Maturity Rate + 3.99%),
5.60%, 03/07/2082 (a)	13,953,000	11,671,530
		$29,825,444

REITs — 0.58%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(d)	1,210,000	1,089,334

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
Scentre Group Trust 2 (continued)
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(d)	$2,249,000	$1,898,252
		$2,987,586

Telecommunications — 1.81%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)	1,793,000	1,414,982
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)	7,931,000	7,895,072
		$9,310,054
TOTAL BONDS		$488,871,095
INVESTMENT COMPANIES — 6.56%	Shares Held	Value

Money Market Funds — 6.56%
Principal Government Money Market Fund — Class R-6 4.72% (e),(f),(g)	19,419,230	$19,419,230
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (g)	14,319,518	14,319,518
TOTAL INVESTMENT COMPANIES		$33,738,748
Total Investments		$522,609,843
Other Assets and Liabilities — (1.59)%		(8,187,017)

Total Net Assets — 100.00%		$514,422,826

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $19,088,640 or
3.71% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,836,510 or 6.77% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,419,230 or 3.77% of net assets.
(g) Current yield shown is as of period end.

See accompanying notes. 51

	Schedule of Investments
	Principal Spectrum Preferred Securities Active ETF
	March 31, 2023 (unaudited)

Portfolio Summary
Sector		Percent
Financial		72.36%
Utilities		13.10%
Energy		7.18%
Money Market Funds		6.56%
Communications		1.81%
Industrial		0.58%
Other Assets and Liabilities		(1.59)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$51,062,488	$31,643,258	$19,419,230
Principal Government Money
Market Fund — Institutional Class
4.67%	2,707,203	11,373,540	14,080,743	—
	$2,707,203	$62,436,028	$45,724,001	$19,419,230

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2023 (unaudited)

PREFERRED STOCKS — 12.27%		Shares Held	Value

Banks — 5.23%
Associated Banc-Corp.; Series F
5.63%, 09/15/2025 (a)		2,070	$40,282
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)		4,380	81,337
Fulton Financial Corp.; Series A
5.13%, 01/15/2026 (a)		9,200	152,996
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)		17,030	419,449
Morgan Stanley; Series P
6.50%, 10/15/2027 (a)		4,000	101,560
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a)		11,500	249,550
			$1,045,174

Insurance — 4.11%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)		11,500	258,405
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)		8,019	187,324
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)		17,250	375,532
			$821,261

Telecommunications — 2.93%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)		11,381	257,893
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)		15,395	327,452
			$585,345
TOTAL PREFERRED STOCKS			$2,451,780
		Principal
BONDS — 84.78%		Amount	Value

Banks — 70.27%
Bank of America Corp.
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)		$575,000	$574,281
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)		230,000	207,575
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)		275,000	260,224
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)		575,000	523,250
(5-year Treasury Constant Maturity Rate + 4.38%),
8.63%, 10/27/2082 (b)		300,000	305,595
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)		200,000	191,440
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)		655,000	553,147
(5-year Treasury Constant Maturity Rate + 3.20%),
7.38%, 05/15/2028 (a),(b)		200,000	196,832

See accompanying notes.	53

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	$575,000	$496,186
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	575,000	482,022
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	861,000	841,214
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	475,191
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	362,795
HSBC Holdings PLC
(6-month U.S. International Swaps and Derivative Association + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	791,219
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	488,750
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	744,903
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	96,250
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	798,853
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	185,151
Natwest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	851,185
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	806,938
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	368,224
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	94,085
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(d)	824,000	771,594
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.07%),
8.13%, 10/31/2082 (b)	414,000	420,210
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	531,462
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	209,000	163,020

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks (continued)
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(d)		$861,000	$816,839
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)		328,000	289,529
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)		355,000	348,788
			$14,036,752

Diversified Financial Services — 6.56%
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)		209,000	156,489
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)		328,000	267,409
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)		375,000	355,312
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)		575,000	530,744
			$1,309,954

Electric — 4.78%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		460,000	404,129
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		575,000	551,770
			$955,899

Insurance — 3.17%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		220,000	193,832
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)		460,000	438,533
			$632,365
TOTAL BONDS			$16,934,970
INVESTMENT COMPANIES — 2.07%		Shares Held	Value

Money Market Fund — 2.07%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (e)		413,785	$413,785
TOTAL INVESTMENT COMPANIES			$413,785
Total Investments			$19,800,535
Other Assets and Liabilities — 0.88%			175,049

Total Net Assets — 100.00%			$19,975,584

(a) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

See accompanying notes.	55

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

March 31, 2023 (unaudited)

(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $998,378 or 5.00% of net assets.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,614,185 or 33.11% of net assets.
(e)	Current yield shown is as of period end.

Portfolio Summary

Sector	Percent
Financial	89.34%
Utilities	4.78%
Communications	2.93%
Money Market Fund	2.07%
Other Assets and Liabilities	0.88%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.25%	Shares Held	Value

Advertising — 0.41%
Interpublic Group of Cos., Inc.	326	$12,140
Omnicom Group, Inc.	138	13,019
		$25,159

Aerospace & Defense — 1.61%
Boeing Co. (a)	43	9,135
General Dynamics Corp.	57	13,008
Howmet Aerospace, Inc.	111	4,703
L3Harris Technologies, Inc.	8	1,570
Lockheed Martin Corp.	59	27,891
Northrop Grumman Corp.	45	20,777
Raytheon Technologies Corp.	140	13,710
TransDigm Group, Inc.	9	6,633
		$97,427

Agriculture — 0.66%
Altria Group, Inc.	206	9,192
Archer-Daniels-Midland Co.	151	12,028
Bunge Ltd.	42	4,012
Philip Morris International, Inc.	151	14,685
		$39,917

Airlines — 0.34%
American Airlines Group, Inc. (a)	232	3,422
Delta Air Lines, Inc. (a)	258	9,009
United Airlines Holdings, Inc. (a)	182	8,054
		$20,485

Apparel — 0.42%
NIKE, Inc., Class B	91	11,160
Ralph Lauren Corp.	57	6,650
Tapestry, Inc.	176	7,588
		$25,398

Auto Manufacturers — 2.24%
Cummins, Inc.	65	15,527
General Motors Co.	171	6,273
PACCAR, Inc.	221	16,177
Tesla, Inc. (a)	472	97,921
		$135,898

Auto Parts & Equipment — 0.26%
Aptiv PLC (a)	38	4,263
BorgWarner, Inc.	232	11,394
		$15,657

Banks — 3.77%
Bank of America Corp.	489	13,985
Bank of New York Mellon Corp.	218	9,906
Citigroup, Inc.	172	8,065
Citizens Financial Group, Inc.	131	3,979
Comerica, Inc.	88	3,821
Fifth Third Bancorp	165	4,396
First Republic Bank (a)	470	6,575
Goldman Sachs Group, Inc.	63	20,608
Huntington Bancshares, Inc.	997	11,166
JPMorgan Chase & Co.	514	66,979

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
KeyCorp	329	$4,119
M&T Bank Corp.	38	4,544
Morgan Stanley	231	20,282
Northern Trust Corp.	51	4,495
PNC Financial Services Group, Inc.	48	6,101
Regions Financial Corp.	236	4,380
State Street Corp.	120	9,083
Truist Financial Corp.	172	5,865
U.S. Bancorp	169	6,092
Wells Fargo & Co.	292	10,915
Zions Bancorp NA	126	3,771
		$229,127

Beverages — 1.69%
Brown-Forman Corp., Class B	62	3,985
Coca-Cola Co.	573	35,543
Constellation Brands, Inc., Class A	26	5,873
Keurig Dr Pepper, Inc.	38	1,340
Molson Coors Beverage Co., Class B	157	8,114
Monster Beverage Corp. (a)	204	11,018
PepsiCo, Inc.	203	37,007
		$102,880

Biotechnology — 1.53%
Amgen, Inc.	91	21,999
Biogen, Inc. (a)	37	10,287
Corteva, Inc.	114	6,875
Gilead Sciences, Inc.	240	19,913
Incyte Corp. (a)	64	4,625
Moderna, Inc. (a)	39	5,990
Regeneron Pharmaceuticals, Inc. (a)	9	7,395
Vertex Pharmaceuticals, Inc. (a)	50	15,754
		$92,838

Chemicals — 1.89%
Air Products & Chemicals, Inc.	49	14,073
Albemarle Corp.	56	12,378
Celanese Corp.	38	4,138
CF Industries Holdings, Inc.	102	7,394
Dow, Inc.	130	7,127
DuPont de Nemours, Inc.	84	6,029
Eastman Chemical Co.	48	4,048
FMC Corp.	63	7,694
Linde PLC	77	27,369
LyondellBasell Industries NV, Class A	109	10,234
Mosaic Co.	97	4,450
PPG Industries, Inc.	33	4,408
Sherwin-Williams Co.	24	5,395
		$114,737

Commercial Services — 1.96%
Automatic Data Processing, Inc.	79	17,588
Cintas Corp.	24	11,104
CoStar Group, Inc. (a)	116	7,987
FleetCor Technologies, Inc. (a)	36	7,591
Gartner, Inc. (a)	28	9,121
MarketAxess Holdings, Inc.	17	6,652
PayPal Holdings, Inc. (a)	88	6,683

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Quanta Services, Inc.	51	$8,499
Robert Half International, Inc.	86	6,929
Rollins, Inc.	180	6,755
S&P Global, Inc.	33	11,377
United Rentals, Inc.	33	13,060
Verisk Analytics, Inc.	29	5,564
		$118,910

Computers — 8.57%
Accenture PLC, Class A	86	24,580
Apple, Inc.	2,610	430,389
Cognizant Technology Solutions Corp., Class A	150	9,139
DXC Technology Co. (a)	153	3,911
EPAM Systems, Inc. (a)	24	7,176
Fortinet, Inc. (a)	71	4,719
Hewlett Packard Enterprise Co.	379	6,037
HP, Inc.	166	4,872
International Business Machines Corp.	92	12,060
Leidos Holdings, Inc.	87	8,009
NetApp, Inc.	81	5,172
Seagate Technology Holdings PLC	63	4,166
		$520,230

Construction Materials — 0.74%
Carrier Global Corp.	319	14,594
Johnson Controls International PLC	82	4,938
Martin Marietta Materials, Inc.	10	3,551
Masco Corp.	148	7,359
Trane Technologies PLC	50	9,199
Vulcan Materials Co.	31	5,318
		$44,959

Distribution/Wholesale — 0.80%
Copart, Inc. (a)	133	10,003
Fastenal Co.	99	5,340
LKQ Corp.	215	12,204
Pool Corp.	21	7,191
WW Grainger, Inc.	20	13,776
		$48,514

Diversified Financial Services — 3.64%
American Express Co.	96	15,835
Ameriprise Financial, Inc.	32	9,808
BlackRock, Inc.	24	16,059
Capital One Financial Corp.	53	5,097
Cboe Global Markets, Inc.	35	4,698
Charles Schwab Corp.	122	6,390
CME Group, Inc.	43	8,235
Discover Financial Services	48	4,744
Franklin Resources, Inc.	261	7,031
Intercontinental Exchange, Inc.	71	7,405
Invesco Ltd.	245	4,018
Mastercard, Inc., Class A	127	46,153
Nasdaq, Inc.	161	8,802
Raymond James Financial, Inc.	84	7,835
Synchrony Financial	261	7,590
T Rowe Price Group, Inc.	43	4,855

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	251	$56,590
		$221,145

Electric — 1.93%
AES Corp.	154	3,708
Alliant Energy Corp.	77	4,112
Ameren Corp.	55	4,751
American Electric Power Co., Inc.	75	6,824
CenterPoint Energy, Inc.	39	1,149
CMS Energy Corp.	72	4,419
Consolidated Edison, Inc.	103	9,854
Constellation Energy Corp.	53	4,161
Dominion Energy, Inc.	30	1,677
DTE Energy Co.	44	4,820
Duke Energy Corp.	87	8,393
Edison International	79	5,577
Entergy Corp.	12	1,293
Evergy, Inc.	18	1,100
Eversource Energy	65	5,087
Exelon Corp.	38	1,592
FirstEnergy Corp.	133	5,328
NextEra Energy, Inc.	46	3,546
NRG Energy, Inc.	118	4,046
PG&E Corp. (a)	336	5,433
Pinnacle West Capital Corp.	54	4,279
PPL Corp.	186	5,169
Public Service Enterprise Group, Inc.	23	1,436
Sempra Energy	12	1,814
Southern Co.	31	2,157
WEC Energy Group, Inc.	100	9,479
Xcel Energy, Inc.	86	5,800
		$117,004

Electrical Components & Equipment — 0.27%
AMETEK, Inc.	68	9,882
Emerson Electric Co.	78	6,797
		$16,679

Electronics — 1.36%
Agilent Technologies, Inc.	68	9,407
Allegion PLC	95	10,139
Amphenol Corp., Class A	146	11,931
Fortive Corp.	79	5,385
Garmin Ltd.	41	4,138
Honeywell International, Inc.	64	12,232
Keysight Technologies, Inc. (a)	49	7,913
Mettler-Toledo International, Inc. (a)	6	9,181
TE Connectivity Ltd.	92	12,066
		$82,392

Energy — Alternate Sources — 0.12%
Enphase Energy, Inc. (a)	17	3,575
First Solar, Inc. (a)	18	3,915
		$7,490

Engineering & Construction — 0.14%
Jacobs Solutions, Inc.	71	8,343

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.07%
Live Nation Entertainment, Inc. (a)	58	$4,060

Environmental Control — 0.33%
Pentair PLC	133	7,351
Republic Services, Inc.	38	5,138
Waste Management, Inc.	46	7,506
		$19,995

Food — 1.90%
Campbell Soup Co.	151	8,302
Conagra Brands, Inc.	129	4,845
General Mills, Inc.	212	18,118
Hershey Co.	42	10,685
Hormel Foods Corp.	105	4,187
J M Smucker Co.	31	4,878
Kellogg Co.	180	12,053
Kraft Heinz Co.	149	5,762
Kroger Co.	211	10,417
Lamb Weston Holdings, Inc.	74	7,735
McCormick & Co., Inc.	16	1,331
Mondelez International, Inc., Class A	148	10,319
Sysco Corp.	144	11,121
Tyson Foods, Inc., Class A	93	5,517
		$115,270

Forest Products & Paper — 0.07%
International Paper Co.	114	4,111

Gas — 0.19%
Atmos Energy Corp.	69	7,753
NiSource, Inc.	144	4,026
		$11,779

Hand/Machine Tools — 0.20%
Snap-on, Inc.	49	12,098

Healthcare — Products — 2.15%
Abbott Laboratories	156	15,797
Bio-Techne Corp.	40	2,968
Boston Scientific Corp. (a)	174	8,705
Danaher Corp.	44	11,090
Edwards Lifesciences Corp. (a)	60	4,964
GE HealthCare Technologies, Inc. (a)	116	9,515
Hologic, Inc. (a)	115	9,280
IDEXX Laboratories, Inc. (a)	19	9,501
Insulet Corp. (a)	12	3,828
Medtronic PLC	33	2,660
ResMed, Inc.	26	5,694
Stryker Corp.	53	15,130
Thermo Fisher Scientific, Inc.	33	19,020
Waters Corp. (a)	11	3,406
West Pharmaceutical Services, Inc.	11	3,811
Zimmer Biomet Holdings, Inc.	41	5,297
		$130,666

Healthcare — Services — 3.08%
Catalent, Inc. (a)	43	2,826
Centene Corp. (a)	103	6,511
Charles River Laboratories International, Inc. (a)	34	6,862

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
DaVita, Inc. (a)	47	$3,812
Elevance Health, Inc.	43	19,772
HCA Healthcare, Inc.	53	13,975
Humana, Inc.	40	19,418
IQVIA Holdings, Inc. (a)	48	9,547
Laboratory Corp. of America Holdings	26	5,965
Molina Healthcare, Inc. (a)	31	8,292
Quest Diagnostics, Inc.	38	5,376
UnitedHealth Group, Inc.	164	77,505
Universal Health Services, Inc., Class B	55	6,990
		$186,851

Home Builders — 0.78%
DR Horton, Inc.	134	13,091
Lennar Corp., Class A	119	12,508
NVR, Inc. (a)	2	11,144
PulteGroup, Inc.	181	10,549
		$47,292

Home Furnishings — 0.06%
Whirlpool Corp.	29	3,828

Household Products — 0.85%
Colgate-Palmolive Co.	182	13,677
Procter & Gamble Co.	256	38,065
		$51,742

Household Products/Wares — 0.55%
Avery Dennison Corp.	66	11,809
Church & Dwight Co., Inc.	53	4,686
Clorox Co.	31	4,906
Kimberly-Clark Corp.	87	11,677
		$33,078

Insurance — 3.92%
Aflac, Inc.	178	11,485
Allstate Corp.	46	5,097
American International Group, Inc.	110	5,540
Aon PLC, Class A	44	13,873
Arch Capital Group Ltd. (a)	129	8,755
Arthur J Gallagher & Co.	58	11,096
Assurant, Inc.	29	3,482
Berkshire Hathaway, Inc., Class B (a)	187	57,740
Brown & Brown, Inc.	143	8,211
Chubb Ltd.	52	10,097
Everest Re Group Ltd.	22	7,876
Globe Life, Inc.	102	11,222
Hartford Financial Services Group, Inc.	143	9,966
Lincoln National Corp.	167	3,752
Loews Corp.	90	5,222
Marsh & McLennan Cos., Inc.	54	8,994
MetLife, Inc.	123	7,127
Progressive Corp.	121	17,310
Prudential Financial, Inc.	63	5,213
Travelers Cos., Inc.	71	12,170
W R Berkley Corp.	132	8,218

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Willis Towers Watson PLC	24	$5,577
		$238,023

Internet — 8.55%
Alphabet, Inc., Class A (a)	1,046	108,502
Alphabet, Inc., Class C (a)	911	94,744
Amazon.com, Inc. (a)	1,565	161,649
Booking Holdings, Inc. (a)	6	15,914
CDW Corp.	70	13,642
Expedia Group, Inc. (a)	41	3,978
F5, Inc. (a)	26	3,788
Gen Digital, Inc.	231	3,964
Meta Platforms, Inc., Class A (a)	391	82,869
Netflix, Inc. (a)	62	21,420
VeriSign, Inc. (a)	40	8,453
		$518,923

Iron & Steel — 0.44%
Nucor Corp.	97	14,984
Steel Dynamics, Inc.	102	11,532
		$26,516

Leisure Time — 0.06%
Royal Caribbean Cruises Ltd. (a)	55	3,591

Lodging — 0.61%
Hilton Worldwide Holdings, Inc.	44	6,198
Las Vegas Sands Corp. (a)	68	3,907
Marriott International, Inc., Class A	94	15,608
MGM Resorts International (a)	179	7,951
Wynn Resorts Ltd. (a)	30	3,357
		$37,021

Machinery — Construction & Mining — 0.31%
Caterpillar, Inc.	82	18,765

Machinery — Diversified — 1.31%
Deere & Co.	64	26,424
Dover Corp.	59	8,964
IDEX Corp.	36	8,317
Ingersoll Rand, Inc.	70	4,073
Nordson Corp.	14	3,112
Otis Worldwide Corp.	74	6,246
Rockwell Automation, Inc.	30	8,803
Westinghouse Air Brake Technologies Corp.	95	9,601
Xylem, Inc.	36	3,769
		$79,309

Media — 1.09%
Charter Communications, Inc., Class A (a)	27	9,655
Comcast Corp., Class A	410	15,543
DISH Network Corp., Class A (a)	390	3,639
FactSet Research Systems, Inc.	19	7,887
Fox Corp., Class A	230	7,832
Fox Corp., Class B	146	4,571
News Corp., Class A	224	3,868
News Corp., Class B	205	3,573
Paramount Global, Class B	189	4,217

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Warner Bros Discovery, Inc. (a)	354	$5,345
		$66,130

Mining — 0.11%
Freeport-McMoRan, Inc.	163	6,668

Miscellaneous Manufacturers — 1.30%
3M Co.	128	13,454
A O Smith Corp.	48	3,319
Eaton Corp. PLC	48	8,224
General Electric Co.	180	17,208
Illinois Tool Works, Inc.	58	14,120
Parker-Hannifin Corp.	16	5,378
Teledyne Technologies, Inc. (a)	19	8,500
Textron, Inc.	123	8,688
		$78,891

Oil & Gas — 4.40%
APA Corp.	114	4,111
Chevron Corp.	270	44,053
ConocoPhillips	191	18,949
Coterra Energy, Inc.	319	7,828
Devon Energy Corp.	106	5,365
Diamondback Energy, Inc.	65	8,786
EOG Resources, Inc.	114	13,068
EQT Corp.	127	4,053
Exxon Mobil Corp.	723	79,284
Hess Corp.	37	4,897
Marathon Oil Corp.	316	7,571
Marathon Petroleum Corp.	137	18,472
Occidental Petroleum Corp.	96	5,993
Phillips 66	161	16,322
Pioneer Natural Resources Co.	55	11,233
Valero Energy Corp.	124	17,310
		$267,295

Oil & Gas Services — 0.19%
Halliburton Co.	160	5,062
Schlumberger Ltd.	137	6,727
		$11,789

Packaging & Containers — 0.52%
Amcor PLC	1,095	12,461
Packaging Corp. of America	60	8,330
Sealed Air Corp.	147	6,749
Westrock Co.	128	3,900
		$31,440

Pharmaceuticals — 6.41%
AbbVie, Inc.	369	58,808
AmerisourceBergen Corp.	87	13,930
Becton Dickinson & Co.	58	14,357
Bristol-Myers Squibb Co.	356	24,674
Cardinal Health, Inc.	130	9,815
Cigna Group	64	16,354
CVS Health Corp.	147	10,924
Dexcom, Inc. (a)	83	9,643
Eli Lilly & Co.	138	47,392

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Henry Schein, Inc. (a)	62	$5,055
Johnson & Johnson	308	47,740
McKesson Corp.	51	18,159
Merck & Co., Inc.	533	56,706
Organon & Co.	163	3,834
Pfizer, Inc.	848	34,598
Viatris, Inc.	1,081	10,399
Zoetis, Inc.	39	6,491
		$388,879

Pipelines — 0.51%
Kinder Morgan, Inc.	649	11,364
ONEOK, Inc.	153	9,722
Targa Resources Corp.	60	4,377
Williams Cos., Inc.	193	5,763
		$31,226

Real Estate — 0.08%
CBRE Group, Inc., Class A (a)	65	4,733

REITs — 1.68%
AvalonBay Communities, Inc.	30	5,042
Boston Properties, Inc.	74	4,005
Camden Property Trust	37	3,879
Crown Castle, Inc.	41	5,487
Equinix, Inc.	17	12,258
Equity Residential	21	1,260
Extra Space Storage, Inc.	22	3,585
Federal Realty Investment Trust	10	988
Host Hotels & Resorts, Inc.	259	4,271
Iron Mountain, Inc.	131	6,931
Mid-America Apartment Communities, Inc.	28	4,229
Prologis, Inc.	69	8,609
Public Storage	22	6,647
Realty Income Corp.	102	6,459
Regency Centers Corp.	64	3,916
SBA Communications Corp.	14	3,655
Simon Property Group, Inc.	92	10,301
VICI Properties, Inc.	184	6,002
Weyerhaeuser Co.	156	4,700
		$102,224

Retail — 4.98%
Advance Auto Parts, Inc.	34	4,135
AutoZone, Inc. (a)	7	17,207
Bath & Body Works, Inc.	100	3,658
Best Buy Co., Inc.	56	4,383
CarMax, Inc. (a)	64	4,114
Chipotle Mexican Grill, Inc. (a)	6	10,250
Costco Wholesale Corp.	37	18,384
Darden Restaurants, Inc.	58	8,999
Dollar General Corp.	57	11,996
Dollar Tree, Inc. (a)	63	9,044
Genuine Parts Co.	83	13,887
Home Depot, Inc.	156	46,039
Lowe's Cos., Inc.	50	9,998
McDonald's Corp.	65	18,175
O'Reilly Automotive, Inc. (a)	22	18,677

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Ross Stores, Inc.	58	$6,155
Starbucks Corp.	115	11,975
TJX Cos., Inc.	127	9,952
Tractor Supply Co.	39	9,167
Ulta Beauty, Inc. (a)	27	14,733
Walmart, Inc.	309	45,562
Yum! Brands, Inc.	46	6,076
		$302,566

Semiconductors — 5.68%
Analog Devices, Inc.	79	15,580
Applied Materials, Inc.	136	16,705
Broadcom, Inc.	54	34,643
KLA Corp.	44	17,564
Lam Research Corp.	38	20,145
Microchip Technology, Inc.	190	15,918
Micron Technology, Inc.	112	6,758
Monolithic Power Systems, Inc.	15	7,508
NVIDIA Corp.	432	119,997
NXP Semiconductors NV	87	16,223
ON Semiconductor Corp. (a)	176	14,488
Qorvo, Inc. (a)	39	3,961
QUALCOMM, Inc.	165	21,051
Skyworks Solutions, Inc.	66	7,787
Texas Instruments, Inc.	142	26,413
		$344,741

Shipbuilding — 0.13%
Huntington Ingalls Industries, Inc.	39	8,074

Software — 8.57%
Activision Blizzard, Inc.	92	7,874
Adobe, Inc. (a)	30	11,561
Akamai Technologies, Inc. (a)	52	4,072
ANSYS, Inc. (a)	25	8,320
Autodesk, Inc. (a)	22	4,580
Broadridge Financial Solutions, Inc.	31	4,544
Cadence Design Systems, Inc. (a)	52	10,925
Ceridian HCM Holding, Inc. (a)	47	3,441
Electronic Arts, Inc.	43	5,179
Fair Isaac Corp. (a)	5	3,514
Fiserv, Inc. (a)	112	12,659
Intuit, Inc.	20	8,917
Jack Henry & Associates, Inc.	20	3,014
Microsoft Corp.	1,306	376,520
MSCI, Inc.	18	10,075
Oracle Corp.	147	13,659
Paychex, Inc.	51	5,844
Paycom Software, Inc. (a)	11	3,344
PTC, Inc. (a)	35	4,488
Roper Technologies, Inc.	15	6,610
Synopsys, Inc. (a)	29	11,201
		$520,341

Telecommunications — 1.98%
Arista Networks, Inc. (a)	56	9,400
AT&T, Inc.	690	13,283
Cisco Systems, Inc.	899	46,995

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Corning, Inc.	38	$1,341
Juniper Networks, Inc.	30	1,033
Motorola Solutions, Inc.	41	11,731
T-Mobile U.S., Inc. (a)	67	9,704
Verizon Communications, Inc.	680	26,445
		$119,932

Transportation — 1.76%
CH Robinson Worldwide, Inc.	82	8,148
CSX Corp.	485	14,521
Expeditors International of Washington, Inc.	103	11,342
FedEx Corp.	51	11,653
JB Hunt Transport Services, Inc.	42	7,369
Norfolk Southern Corp.	59	12,508
Old Dominion Freight Line, Inc.	24	8,180
Union Pacific Corp.	45	9,057
United Parcel Service, Inc., Class B	125	24,249
		$107,027

Water — 0.08%
American Water Works Co., Inc.	35	5,127
TOTAL COMMON STOCKS		$6,025,190
INVESTMENT COMPANIES — 0.34%	Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (b)	20,769	$20,769
TOTAL INVESTMENT COMPANIES		$20,769
Total Investments		$6,045,959
Other Assets and Liabilities — 0.41%		24,766
Total Net Assets — 100.00%		$6,070,725

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary
Sector	Percent
Technology	22.82%
Consumer, Non-cyclical	20.77%
Financial	13.10%
Communications	12.03%
Consumer, Cyclical	10.61%
Industrial	9.97%
Energy	5.24%
Basic Materials	2.50%
Utilities	2.21%
Money Market Fund	0.34%
Other Assets and Liabilities	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.	67

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.59%		Shares Held	Value
Auto Manufacturers — 1.92%
Tesla, Inc. (a)		107,950	$22,395,307
Banks — 4.65%
Bank of America Corp.		663,092	18,964,431
JPMorgan Chase & Co.		189,322	24,670,550
Wells Fargo & Co.		284,056	10,618,013
			$54,252,994

Beverages — 3.34%
Coca-Cola Co.		412,390	25,580,552
PepsiCo, Inc.		73,583	13,414,181
			$38,994,733

Chemicals — 2.45%
Linde PLC		80,263	28,528,681
Computers — 10.07%
Accenture PLC, Class A		124,411	35,557,908
Apple, Inc.		496,045	81,797,820
			$117,355,728

Diversified Financial Services — 6.86%
Mastercard, Inc., Class A		110,914	40,307,257
Visa, Inc., Class A		176,171	39,719,513
			$80,026,770

Healthcare — Products — 7.38%
Abbott Laboratories		243,451	24,651,848
Danaher Corp.		137,118	34,559,221
Thermo Fisher Scientific, Inc.		46,590	26,853,078
			$86,064,147

Healthcare — Services — 2.55%
UnitedHealth Group, Inc.		62,835	29,695,193
Household Products — 2.30%
Procter & Gamble Co.		179,984	26,761,821
Insurance — 1.19%
Berkshire Hathaway, Inc., Class B (a)		45,079	13,919,043
Internet — 9.34%
Alphabet, Inc., Class A (a)		331,629	34,399,876
Amazon.com, Inc. (a)		193,162	19,951,703
Meta Platforms, Inc., Class A (a)		257,661	54,608,672
			$108,960,251

Media — 1.07%
Walt Disney Co. (a)		124,798	12,496,024
Oil & Gas — 5.50%
Chevron Corp.		133,633	21,803,560
ConocoPhillips		185,291	18,382,720
Exxon Mobil Corp.		218,640	23,976,063
			$64,162,343

Pharmaceuticals — 12.76%
AbbVie, Inc.		228,053	36,344,807
Bristol-Myers Squibb Co.		319,495	22,144,199
Eli Lilly & Co.		37,369	12,833,262

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals (continued)
Johnson & Johnson		137,156	$21,259,180
Merck & Co., Inc.		241,903	25,736,060
Pfizer, Inc.		746,108	30,441,206
			$148,758,714

Retail — 5.61%
Costco Wholesale Corp.		48,408	24,052,483
Home Depot, Inc.		46,232	13,643,988
McDonald's Corp.		50,029	13,988,609
Walmart, Inc.		93,078	13,724,351
			$65,409,431

Semiconductors — 11.55%
Broadcom, Inc.		51,530	33,058,556
NVIDIA Corp.		268,803	74,665,409
Texas Instruments, Inc.		144,889	26,950,803
			$134,674,768

Software — 7.42%
Microsoft Corp.		244,892	70,602,364
Salesforce, Inc. (a)		79,503	15,883,109
			$86,485,473

Telecommunications — 3.63%
Cisco Systems, Inc.		541,471	28,305,397
Verizon Communications, Inc.		360,232	14,009,422
			$42,314,819
TOTAL COMMON STOCKS			$1,161,256,240
INVESTMENT COMPANIES — 0.35%		Shares Held	Value
Money Market Fund — 0.35%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (b)		4,073,542	$4,073,542
TOTAL INVESTMENT COMPANIES			$4,073,542
Total Investments			$1,165,329,782
Other Assets and Liabilities — 0.06%			708,404
Total Net Assets — 100.00%			$1,166,038,186

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary
Sector	Percent
Technology	29.03%
Consumer, Non-cyclical	28.32%
Communications	14.05%
Financial	12.71%
Consumer, Cyclical	7.53%
Energy	5.50%
Basic Materials	2.45%
Money Market Fund	0.35%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.	69

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.18%	Shares Held	Value

Aerospace & Defense — 1.20%
AAR Corp. (a)	265	$14,456
Aerojet Rocketdyne Holdings, Inc. (a)	261	14,661
Barnes Group, Inc.	229	9,224
Moog, Inc., Class A	195	19,646
National Presto Industries, Inc.	69	4,974
Triumph Group, Inc. (a)	464	5,378
		$68,339

Agriculture — 0.58%
Andersons, Inc.	274	11,322
Fresh Del Monte Produce, Inc.	387	11,652
Universal Corp.	35	1,851
Vector Group Ltd.	669	8,035
		$32,860

Airlines — 0.11%
SkyWest, Inc. (a)	287	6,363

Apparel — 1.31%
Kontoor Brands, Inc.	471	22,792
Oxford Industries, Inc.	175	18,478
Steven Madden Ltd.	748	26,928
Urban Outfitters, Inc. (a)	226	6,265
		$74,463

Auto Manufacturers — 0.28%
Wabash National Corp.	655	16,107

Auto Parts & Equipment — 1.32%
American Axle & Manufacturing Holdings, Inc. (a)	1,318	10,294
Dorman Products, Inc. (a)	116	10,006
Methode Electronics, Inc.	472	20,711
Standard Motor Products, Inc.	405	14,948
Titan International, Inc. (a)	795	8,332
XPEL, Inc. (a)	163	11,076
		$75,367

Banks — 10.06%
Ameris Bancorp	618	22,606
Atlantic Union Bankshares Corp.	540	18,927
BancFirst Corp.	88	7,313
Bancorp, Inc. (a)	201	5,598
BankUnited, Inc.	301	6,797
Banner Corp.	400	21,748
Central Pacific Financial Corp.	520	9,308
City Holding Co.	137	12,451
Community Bank System, Inc.	202	10,603
Customers Bancorp, Inc. (a)	458	8,482
CVB Financial Corp.	825	13,761
Dime Community Bancshares, Inc.	390	8,861
Eagle Bancorp, Inc.	348	11,648
FB Financial Corp.	386	11,997
First BanCorp	1,443	16,479
First Bancorp/Southern Pines NC	375	13,320
First Commonwealth Financial Corp.	1,016	12,629
First Financial Bancorp	705	15,348
First Hawaiian, Inc.	534	11,016
Hanmi Financial Corp.	519	9,638

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Heritage Financial Corp.	678	$14,509
Hilltop Holdings, Inc.	453	13,441
HomeStreet, Inc.	230	4,138
Hope Bancorp, Inc.	1,231	12,088
Independent Bank Corp.	305	20,014
Independent Bank Group, Inc.	312	14,461
Lakeland Financial Corp.	122	7,642
National Bank Holdings Corp., Class A	231	7,729
NBT Bancorp, Inc.	560	18,878
OFG Bancorp	489	12,196
Park National Corp.	67	7,944
Pathward Financial, Inc.	116	4,813
Preferred Bank	191	10,469
Renasant Corp.	677	20,703
S&T Bancorp, Inc.	560	17,612
Seacoast Banking Corp. of Florida	269	6,375
ServisFirst Bancshares, Inc.	142	7,757
Simmons First National Corp., Class A	570	9,969
Southside Bancshares, Inc.	343	11,388
Stellar Bancorp, Inc.	254	6,251
Tompkins Financial Corp.	229	15,162
Triumph Financial, Inc. (a)	86	4,993
TrustCo Bank Corp. NY	316	10,093
Trustmark Corp.	562	13,881
United Community Banks, Inc.	759	21,343
Veritex Holdings, Inc.	525	9,586
Walker & Dunlop, Inc.	203	15,463
Westamerica BanCorp	148	6,556
		$573,984

Beverages — 0.44%
MGP Ingredients, Inc.	137	13,251
National Beverage Corp. (a)	230	12,125
		$25,376

Biotechnology — 1.21%
ANI Pharmaceuticals, Inc. (a)	108	4,290
Certara, Inc. (a)	322	7,764
Dynavax Technologies Corp. (a)	1,079	10,585
Innoviva, Inc. (a)	913	10,271
iTeos Therapeutics, Inc. (a)	307	4,178
Ligand Pharmaceuticals, Inc. (a)	72	5,296
NeoGenomics, Inc. (a)	412	7,173
Vir Biotechnology, Inc. (a)	576	13,404
Xencor, Inc. (a)	218	6,080
		$69,041

Chemicals — 3.00%
AdvanSix, Inc.	322	12,323
American Vanguard Corp.	640	14,003
AZZ, Inc.	253	10,434
Balchem Corp.	110	13,913
Hawkins, Inc.	136	5,954
HB Fuller Co.	190	13,006
Innospec, Inc.	176	18,070
Koppers Holdings, Inc.	322	11,260
Livent Corp. (a)	467	10,143
Mativ Holdings, Inc.	523	11,229

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Minerals Technologies, Inc.	163	$9,848
Quaker Chemical Corp.	81	16,034
Rogers Corp. (a)	54	8,825
Stepan Co.	158	16,279
		$171,321

Coal — 0.80%
CONSOL Energy, Inc.	353	20,569
SunCoke Energy, Inc.	1,245	11,180
Warrior Met Coal, Inc.	376	13,803
		$45,552

Commercial Services — 5.56%
Aaron's Co., Inc.	445	4,299
ABM Industries, Inc.	648	29,121
Adtalem Global Education, Inc. (a)	380	14,676
Alarm.com Holdings, Inc. (a)	198	9,955
AMN Healthcare Services, Inc. (a)	237	19,661
CoreCivic, Inc. (a)	1,157	10,644
CorVel Corp. (a)	43	8,182
Cross Country Healthcare, Inc. (a)	604	13,481
Deluxe Corp.	316	5,056
EVERTEC, Inc.	505	17,044
Forrester Research, Inc. (a)	106	3,429
GEO Group, Inc. (a)	1,904	15,023
Green Dot Corp., Class A (a)	563	9,672
Healthcare Services Group, Inc. (a)	368	5,104
Heidrick & Struggles International, Inc.	288	8,744
Kelly Services, Inc., Class A	85	1,410
Korn Ferry	375	19,402
Matthews International Corp., Class A	191	6,887
Medifast, Inc.	104	10,782
Mister Car Wash, Inc. (a)	472	4,069
Monro, Inc.	292	14,434
Payoneer Global, Inc. (a)	865	5,432
Perdoceo Education Corp. (a)	874	11,738
PROG Holdings, Inc. (a)	472	11,229
Resources Connection, Inc.	722	12,317
Strategic Education, Inc.	102	9,163
Stride, Inc. (a)	468	18,369
TrueBlue, Inc. (a)	347	6,177
Upbound Group, Inc.	466	11,422
		$316,922

Computers — 1.01%
Corsair Gaming, Inc. (a)	250	4,587
Insight Enterprises, Inc. (a)	261	37,313
NetScout Systems, Inc. (a)	77	2,206
OneSpan, Inc. (a)	238	4,165
TTEC Holdings, Inc.	244	9,084
		$57,355

Construction Materials — 2.35%
AAON, Inc.	219	21,175
American Woodmark Corp. (a)	278	14,475
Apogee Enterprises, Inc.	271	11,721
Boise Cascade Co.	292	18,469
Gibraltar Industries, Inc. (a)	413	20,031

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Griffon Corp.	188	$6,018
Masterbrand, Inc. (a)	1,382	11,111
PGT Innovations, Inc. (a)	752	18,883
SPX Technologies, Inc. (a)	173	12,210
		$134,093

Distribution/Wholesale — 0.70%
G-III Apparel Group Ltd. (a)	330	5,131
Resideo Technologies, Inc. (a)	910	16,635
ScanSource, Inc. (a)	361	10,989
Veritiv Corp.	54	7,298
		$40,053

Diversified Financial Services — 2.94%
Avantax, Inc. (a)	257	6,764
Bread Financial Holdings, Inc.	221	6,701
Brightsphere Investment Group, Inc.	462	10,894
Encore Capital Group, Inc. (a)	160	8,072
Enova International, Inc. (a)	274	12,174
EZCORP, Inc., Class A (a)	1,551	13,339
LendingTree, Inc. (a)	160	4,266
Mr Cooper Group, Inc. (a)	486	19,911
Piper Sandler Cos.	64	8,871
PRA Group, Inc. (a)	197	7,675
Radian Group, Inc.	1,453	32,111
StoneX Group, Inc. (a)	193	19,981
Virtus Investment Partners, Inc.	35	6,664
WisdomTree, Inc.	985	5,772
World Acceptance Corp. (a)	51	4,248
		$167,443

Electric — 0.91%
Avista Corp.	280	11,886
Otter Tail Corp.	404	29,197
Unitil Corp.	192	10,952
		$52,035

Electrical Components & Equipment — 0.72%
Encore Wire Corp.	157	29,097
Insteel Industries, Inc.	303	8,429
Powell Industries, Inc.	90	3,833
		$41,359

Electronics — 3.19%
Advanced Energy Industries, Inc.	231	22,638
Badger Meter, Inc.	184	22,415
Benchmark Electronics, Inc.	670	15,872
Brady Corp., Class A	328	17,623
Comtech Telecommunications Corp.	299	3,731
CTS Corp.	286	14,146
Itron, Inc. (a)	142	7,874
OSI Systems, Inc. (a)	137	14,023
Plexus Corp. (a)	191	18,636
Sanmina Corp. (a)	541	32,996
TTM Technologies, Inc. (a)	871	11,750
		$181,704

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Energy — Alternate Sources — 0.27%
FutureFuel Corp.	1,007	$7,432
REX American Resources Corp. (a)	280	8,005
		$15,437

Engineering & Construction — 2.13%
Arcosa, Inc.	322	20,321
Comfort Systems USA, Inc.	298	43,496
Dycom Industries, Inc. (a)	83	7,773
Frontdoor, Inc. (a)	520	14,498
Granite Construction, Inc.	208	8,545
MYR Group, Inc. (a)	169	21,296
NV5 Global, Inc. (a)	51	5,302
		$121,231

Entertainment — 0.35%
Golden Entertainment, Inc. (a)	130	5,656
Monarch Casino & Resort, Inc.	85	6,303
Six Flags Entertainment Corp. (a)	292	7,799
		$19,758

Food — 2.33%
Cal-Maine Foods, Inc.	382	23,260
Calavo Growers, Inc.	310	8,919
Chefs' Warehouse, Inc. (a)	197	6,708
Hostess Brands, Inc. (a)	856	21,297
J & J Snack Foods Corp.	65	9,634
John B Sanfilippo & Son, Inc.	115	11,146
Seneca Foods Corp., Class A (a)	102	5,331
Simply Good Foods Co. (a)	306	12,170
SpartanNash Co.	276	6,845
Tootsie Roll Industries, Inc.	229	10,277
TreeHouse Foods, Inc. (a)	208	10,489
United Natural Foods, Inc. (a)	268	7,062
		$133,138

Forest Products & Paper — 0.50%
Mercer International, Inc.	934	9,130
Sylvamo Corp.	421	19,475
		$28,605

Gas — 0.41%
Chesapeake Utilities Corp.	73	9,343
Northwest Natural Holding Co.	301	14,316
		$23,659

Hand/Machine Tools — 0.70%
Enerpac Tool Group Corp.	294	7,497
Franklin Electric Co., Inc.	243	22,866
Kennametal, Inc.	353	9,736
		$40,099

Healthcare — Products — 1.70%
Avanos Medical, Inc. (a)	435	12,937
BioLife Solutions, Inc. (a)	202	4,393
Cardiovascular Systems, Inc. (a)	228	4,528
Embecta Corp.	226	6,355
Glaukos Corp. (a)	50	2,505

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Integer Holdings Corp. (a)	100	$7,750
LeMaitre Vascular, Inc.	215	11,066
Merit Medical Systems, Inc. (a)	339	25,069
NuVasive, Inc. (a)	236	9,749
OraSure Technologies, Inc. (a)	651	3,939
Varex Imaging Corp. (a)	67	1,219
Zynex, Inc. (a)	598	7,176
		$96,686

Healthcare — Services — 1.67%
Addus HomeCare Corp. (a)	135	14,413
Agiliti, Inc. (a)	248	3,963
Community Health Systems, Inc. (a)	1,013	4,964
Enhabit, Inc. (a)	661	9,194
Ensign Group, Inc.	181	17,293
Fulgent Genetics, Inc. (a)	151	4,714
Pediatrix Medical Group, Inc. (a)	405	6,038
RadNet, Inc. (a)	218	5,456
Select Medical Holdings Corp.	654	16,906
U.S. Physical Therapy, Inc.	127	12,435
		$95,376

Home Builders — 4.18%
Cavco Industries, Inc. (a)	77	24,466
Century Communities, Inc.	210	13,423
Green Brick Partners, Inc. (a)	421	14,760
Installed Building Products, Inc.	216	24,630
LCI Industries	231	25,380
LGI Homes, Inc. (a)	128	14,596
M/I Homes, Inc. (a)	339	21,388
MDC Holdings, Inc.	442	17,181
Meritage Homes Corp.	316	36,896
Tri Pointe Homes, Inc. (a)	1,041	26,358
Winnebago Industries, Inc.	339	19,560
		$238,638

Home Furnishings — 0.44%
Ethan Allen Interiors, Inc.	523	14,362
iRobot Corp. (a)	38	1,658
Sleep Number Corp. (a)	164	4,987
Xperi, Inc. (a)	364	3,979
		$24,986

Household Products — 0.86%
Edgewell Personal Care Co.	224	9,502
elf Beauty, Inc. (a)	262	21,576
Inter Parfums, Inc.	127	18,064
		$49,142

Household Products/Wares — 0.96%
Central Garden & Pet Co. (a)	228	9,361
Central Garden & Pet Co., Class A (a)	373	14,573
Quanex Building Products Corp.	643	13,844
WD-40 Co.	97	17,271
		$55,049

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance — 2.63%
Ambac Financial Group, Inc. (a)	707	$10,944
American Equity Investment Life Holding Co.	438	15,983
AMERISAFE, Inc.	132	6,461
Assured Guaranty Ltd.	59	2,966
Employers Holdings, Inc.	163	6,796
Genworth Financial, Inc., Class A (a)	3,746	18,805
Horace Mann Educators Corp.	56	1,875
James River Group Holdings Ltd.	526	10,862
Mercury General Corp.	168	5,332
NMI Holdings, Inc., Class A (a)	994	22,196
Palomar Holdings, Inc. (a)	200	11,040
ProAssurance Corp.	89	1,645
Safety Insurance Group, Inc.	23	1,714
SiriusPoint Ltd. (a)	1,226	9,967
Stewart Information Services Corp.	269	10,854
United Fire Group, Inc.	155	4,115
Universal Insurance Holdings, Inc.	463	8,436
		$149,991

Internet — 1.24%
Cars.com, Inc. (a)	280	5,404
Cogent Communications Holdings, Inc.	173	11,023
ePlus, Inc. (a)	266	13,045
HealthStream, Inc. (a)	356	9,648
Liquidity Services, Inc. (a)	326	4,293
Perficient, Inc. (a)	140	10,107
QuinStreet, Inc. (a)	289	4,586
Shutterstock, Inc.	83	6,026
TechTarget, Inc. (a)	125	4,515
Yelp, Inc. (a)	77	2,364
		$71,011

Iron & Steel — 0.50%
ATI, Inc. (a)	322	12,706
Carpenter Technology Corp.	165	7,385
Haynes International, Inc.	164	8,215
		$28,306

Leisure Time — 0.15%
Vista Outdoor, Inc. (a)	311	8,618

Lodging — 0.17%
Marcus Corp.	591	9,456

Machinery — Construction & Mining — 0.09%
Astec Industries, Inc.	119	4,909

Machinery — Diversified — 1.78%
Alamo Group, Inc.	81	14,917
Albany International Corp., Class A	124	11,081
Applied Industrial Technologies, Inc.	220	31,268
CIRCOR International, Inc. (a)	137	4,263
DXP Enterprises, Inc. (a)	353	9,503
Ichor Holdings Ltd. (a)	314	10,280
Lindsay Corp.	51	7,708
Tennant Co.	185	12,678
		$101,698

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media — 0.55%
AMC Networks, Inc., Class A (a)	282	$4,958
EW Scripps Co., Class A (a)	928	8,732
Scholastic Corp.	319	10,916
Thryv Holdings, Inc. (a)	282	6,503
		$31,109

Metal Fabrication & Hardware — 1.21%
Mueller Industries, Inc.	497	36,520
Olympic Steel, Inc.	168	8,771
Standex International Corp.	110	13,469
TimkenSteel Corp. (a)	274	5,025
Tredegar Corp.	586	5,350
		$69,135

Mining — 0.14%
Arconic Corp. (a)	303	7,948

Miscellaneous Manufacturers — 2.33%
EnPro Industries, Inc.	24	2,493
ESCO Technologies, Inc.	186	17,754
Fabrinet (a)	219	26,008
Federal Signal Corp.	393	21,305
Hillenbrand, Inc.	257	12,215
John Bean Technologies Corp.	203	22,186
Materion Corp.	129	14,964
Myers Industries, Inc.	657	14,079
Sturm Ruger & Co., Inc.	29	1,666
		$132,670

Office & Business Equipment — 0.17%
Pitney Bowes, Inc.	2,493	9,698

Office Furnishings — 0.30%
HNI Corp.	449	12,500
Interface, Inc.	567	4,604
		$17,104

Oil & Gas — 2.59%
Callon Petroleum Co. (a)	398	13,309
Civitas Resources, Inc.	292	19,955
Comstock Resources, Inc.	938	10,121
CVR Energy, Inc.	475	15,570
Nabors Industries Ltd. (a)	50	6,096
Northern Oil & Gas, Inc.	476	14,447
Par Pacific Holdings, Inc. (a)	643	18,776
Patterson-UTI Energy, Inc.	733	8,576
Ranger Oil Corp., Class A	238	9,720
SM Energy Co.	366	10,307
Talos Energy, Inc. (a)	1,029	15,270
Vital Energy, Inc. (a)	117	5,328
		$147,475

Oil & Gas Services — 1.26%
Archrock, Inc.	570	5,569
Bristow Group, Inc. (a)	214	4,793
DMC Global, Inc. (a)	393	8,634
Dril-Quip, Inc. (a)	175	5,021
Helix Energy Solutions Group, Inc. (a)	683	5,286

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
NexTier Oilfield Solutions, Inc. (a)	786	$6,249
NOW, Inc. (a)	1,031	11,496
Oceaneering International, Inc. (a)	371	6,541
Oil States International, Inc. (a)	517	4,307
RPC, Inc.	1,126	8,659
U.S. Silica Holdings, Inc. (a)	457	5,456
		$72,011

Packaging & Containers — 0.67%
Clearwater Paper Corp. (a)	262	8,756
O-I Glass, Inc. (a)	1,301	29,546
		$38,302

Pharmaceuticals — 2.06%
AdaptHealth Corp. (a)	358	4,450
Amphastar Pharmaceuticals, Inc. (a)	193	7,237
Anika Therapeutics, Inc. (a)	133	3,820
Catalyst Pharmaceuticals, Inc. (a)	710	11,772
Collegium Pharmaceutical, Inc. (a)	188	4,510
Corcept Therapeutics, Inc. (a)	304	6,585
Eagle Pharmaceuticals, Inc. (a)	153	4,340
Harmony Biosciences Holdings, Inc. (a)	123	4,016
Ironwood Pharmaceuticals, Inc. (a)	1,285	13,518
Owens & Minor, Inc. (a)	431	6,271
Pacira BioSciences, Inc. (a)	52	2,122
Phibro Animal Health Corp., Class A	544	8,334
Prestige Consumer Healthcare, Inc. (a)	324	20,292
Supernus Pharmaceuticals, Inc. (a)	248	8,985
uniQure NV (a)	226	4,552
USANA Health Sciences, Inc. (a)	103	6,479
		$117,283

Real Estate — 0.47%
Alexander & Baldwin, Inc. (a)	100	1,891
Cushman & Wakefield PLC (a)	668	7,041
Douglas Elliman, Inc.	1,312	4,080
Kennedy-Wilson Holdings, Inc.	134	2,223
Marcus & Millichap, Inc.	49	1,573
RE/MAX Holdings, Inc., Class A	433	8,123
St. Joe Co.	47	1,956
		$26,887

REITs — 5.48%
Acadia Realty Trust	133	1,855
American Assets Trust, Inc.	89	1,655
Apollo Commercial Real Estate Finance, Inc.	1,172	10,911
Armada Hoffler Properties, Inc.	939	11,090
ARMOUR Residential REIT, Inc.	1,193	6,263
Brandywine Realty Trust	1,159	5,482
CareTrust REIT, Inc.	461	9,026
Centerspace	27	1,475
Chatham Lodging Trust	131	1,374
Community Healthcare Trust, Inc.	171	6,259
DiamondRock Hospitality Co.	1,136	9,236
Easterly Government Properties, Inc.	514	7,062
Ellington Financial, Inc.	125	1,526
Elme Communities	102	1,822
Essential Properties Realty Trust, Inc.	901	22,390

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Four Corners Property Trust, Inc.	621	$16,680
Franklin BSP Realty Trust, Inc.	554	6,609
Getty Realty Corp.	377	13,583
Global Net Lease, Inc.	583	7,497
Hudson Pacific Properties, Inc.	863	5,739
Innovative Industrial Properties, Inc.	87	6,611
iStar, Inc. (a)	103	3,025
JBG SMITH Properties	130	1,958
KKR Real Estate Finance Trust, Inc.	127	1,447
LTC Properties, Inc.	377	13,244
LXP Industrial Trust	271	2,794
NexPoint Residential Trust, Inc.	33	1,441
Office Properties Income Trust	402	4,945
Orion Office REIT, Inc.	201	1,347
PennyMac Mortgage Investment Trust	139	1,714
Ready Capital Corp.	1,167	11,868
Redwood Trust, Inc.	205	1,382
Retail Opportunity Investments Corp.	592	8,264
RPT Realty	719	6,838
Saul Centers, Inc.	132	5,148
Service Properties Trust	1,335	13,297
SITE Centers Corp.	191	2,346
Summit Hotel Properties, Inc.	750	5,250
Sunstone Hotel Investors, Inc.	241	2,381
Tanger Factory Outlet Centers, Inc.	473	9,285
Two Harbors Investment Corp.	962	14,151
Uniti Group, Inc.	1,504	5,339
Universal Health Realty Income Trust	194	9,333
Urban Edge Properties	143	2,154
Urstadt Biddle Properties, Inc., Class A	513	9,014
Veris Residential, Inc. (a)	485	7,100
Whitestone REIT	537	4,940
Xenia Hotels & Resorts, Inc.	657	8,600
		$312,750

Retail — 8.76%
Abercrombie & Fitch Co., Class A (a)	213	5,911
Academy Sports & Outdoors, Inc.	581	37,910
America's Car-Mart, Inc. (a)	111	8,792
American Eagle Outfitters, Inc.	609	8,185
Asbury Automotive Group, Inc. (a)	170	35,700
BJ's Restaurants, Inc. (a)	147	4,284
Bloomin' Brands, Inc.	684	17,545
Boot Barn Holdings, Inc. (a)	93	7,128
Brinker International, Inc. (a)	347	13,186
Buckle, Inc.	320	11,421
Caleres, Inc.	443	9,582
Cheesecake Factory, Inc.	179	6,274
Chico's FAS, Inc. (a)	1,703	9,367
Children's Place, Inc. (a)	120	4,830
Chuy's Holdings, Inc. (a)	160	5,736
Cracker Barrel Old Country Store, Inc.	89	10,110
Dave & Buster's Entertainment, Inc. (a)	336	12,361
Designer Brands, Inc., Class A	513	4,484
Dine Brands Global, Inc.	181	12,243
El Pollo Loco Holdings, Inc.	429	4,114
Genesco, Inc. (a)	224	8,261
GMS, Inc. (a)	450	26,051

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Group 1 Automotive, Inc.	125	$28,303
Guess?, Inc.	330	6,422
Haverty Furniture Cos., Inc.	411	13,115
Hibbett, Inc.	228	13,447
Jack in the Box, Inc.	84	7,358
La-Z-Boy, Inc.	568	16,517
Leslie's, Inc. (a)	534	5,879
MarineMax, Inc. (a)	311	8,941
Movado Group, Inc.	159	4,574
Nu Skin Enterprises, Inc., Class A	55	2,162
ODP Corp. (a)	342	15,383
Patrick Industries, Inc.	288	19,817
PC Connection, Inc.	190	8,542
PriceSmart, Inc.	213	15,225
Ruth's Hospitality Group, Inc.	305	5,008
Sally Beauty Holdings, Inc. (a)	838	13,056
Shoe Carnival, Inc.	323	8,285
Signet Jewelers Ltd.	135	10,500
Sonic Automotive, Inc., Class A	191	10,379
World Fuel Services Corp.	733	18,728
Zumiez, Inc. (a)	233	4,297
		$499,413

Savings & Loans — 2.55%
Axos Financial, Inc. (a)	375	13,845
Banc of California, Inc.	818	10,250
Berkshire Hills Bancorp, Inc.	492	12,330
Brookline Bancorp, Inc.	1,070	11,235
Capitol Federal Financial, Inc.	213	1,433
Northfield Bancorp, Inc.	1,089	12,828
Northwest Bancshares, Inc.	1,081	13,004
Pacific Premier Bancorp, Inc.	707	16,982
Provident Financial Services, Inc.	699	13,407
Washington Federal, Inc.	750	22,590
WSFS Financial Corp.	459	17,263
		$145,167

Semiconductors — 2.56%
Alpha & Omega Semiconductor Ltd. (a)	180	4,851
Axcelis Technologies, Inc. (a)	168	22,386
Cohu, Inc. (a)	227	8,715
Diodes, Inc. (a)	240	22,262
Kulicke & Soffa Industries, Inc.	334	17,598
MaxLinear, Inc. (a)	209	7,359
Onto Innovation, Inc. (a)	125	10,985
Photronics, Inc. (a)	616	10,213
Rambus, Inc. (a)	356	18,249
Semtech Corp. (a)	435	10,501
SMART Global Holdings, Inc. (a)	317	5,465
Veeco Instruments, Inc. (a)	346	7,311
		$145,895

Software — 2.90%
Adeia, Inc.	1,738	15,399
Agilysys, Inc. (a)	74	6,106
Avid Technology, Inc. (a)	153	4,893
Computer Programs & Systems, Inc. (a)	311	9,392
Consensus Cloud Solutions, Inc. (a)	146	4,977

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
CSG Systems International, Inc.	147	$7,894
Digi International, Inc. (a)	359	12,091
Digital Turbine, Inc. (a)	484	5,982
Donnelley Financial Solutions, Inc. (a)	262	10,705
DoubleVerify Holdings, Inc. (a)	471	14,201
Ebix, Inc.	575	7,584
NextGen Healthcare, Inc. (a)	349	6,076
PDF Solutions, Inc. (a)	128	5,427
Progress Software Corp.	305	17,522
Simulations Plus, Inc.	93	4,087
SPS Commerce, Inc. (a)	114	17,362
Veradigm, Inc. (a)	476	6,212
Verra Mobility Corp. (a)	563	9,526
		$165,436

Telecommunications — 0.94%
A10 Networks, Inc.	104	1,611
ATN International, Inc.	98	4,010
Clearfield, Inc. (a)	84	3,913
Extreme Networks, Inc. (a)	410	7,839
Harmonic, Inc. (a)	418	6,099
InterDigital, Inc.	178	12,976
Lumen Technologies, Inc. (a)	3,203	8,488
NETGEAR, Inc. (a)	75	1,388
Shenandoah Telecommunications Co.	255	4,850
Viavi Solutions, Inc. (a)	233	2,524
		$53,698

Textiles — 0.18%
UniFirst Corp.	57	10,045

Transportation — 2.18%
ArcBest Corp.	162	14,972
Dorian LPG Ltd.	205	4,088
Forward Air Corp.	188	20,259
Heartland Express, Inc.	958	15,251
Hub Group, Inc., Class A (a)	330	27,700
Marten Transport Ltd.	584	12,235
Matson, Inc.	246	14,679
RXO, Inc. (a)	786	15,437
		$124,621

Water — 1.13%
American States Water Co.	237	21,067
California Water Service Group	356	20,719
Middlesex Water Co.	90	7,031
SJW Group	203	15,454
		$64,271
TOTAL COMMON STOCKS		$5,656,448

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2023 (unaudited)

INVESTMENT COMPANIES — 0.34%	Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (b)	19,248	$19,248
TOTAL INVESTMENT COMPANIES		$19,248
Total Investments		$5,675,696
Other Assets and Liabilities — 0.48%		27,603
Total Net Assets — 100.00%		$5,703,299

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary
Sector	Percent
Financial	24.13%
Industrial	18.55%
Consumer, Cyclical	18.24%
Consumer, Non-cyclical	17.37%
Technology	6.64%
Energy	4.92%
Basic Materials	4.14%
Communications	2.73%
Utilities	2.46%
Money Market Fund	0.34%
Other Assets and Liabilities	0.48%
TOTAL NET ASSETS	100.00%

See accompanying notes.	82

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.60%	Shares Held	Value

Aerospace & Defense — 0.49%
AAR Corp. (a)	6,976	$380,541
Barnes Group, Inc.	5,759	231,972
Moog, Inc., Class A	3,321	334,591
		$947,104

Agriculture — 0.04%
Turning Point Brands, Inc.	3,417	71,757

Apparel — 1.88%
Crocs, Inc. (a)	17,290	2,186,148
Oxford Industries, Inc.	3,493	368,826
Steven Madden Ltd.	10,852	390,672
Urban Outfitters, Inc. (a)	24,773	686,707
		$3,632,353

Auto Parts & Equipment — 0.25%
American Axle & Manufacturing Holdings, Inc. (a)	19,282	150,593
Dorman Products, Inc. (a)	1,493	128,786
Methode Electronics, Inc.	3,223	141,425
Standard Motor Products, Inc.	1,545	57,026
		$477,830

Banks — 9.21%
Amalgamated Financial Corp.	15,910	281,448
Ameris Bancorp	21,809	797,773
Associated Banc-Corp.	60,153	1,081,551
Cadence Bank	50,072	1,039,495
Central Pacific Financial Corp.	10,500	187,950
City Holding Co.	3,776	343,163
Eagle Bancorp, Inc.	11,095	371,350
Enterprise Financial Services Corp.	7,422	330,947
FB Financial Corp.	11,570	359,596
First BanCorp	87,263	996,543
First Bancorp/Southern Pines NC	9,834	349,304
First Bancshares, Inc.	9,587	247,632
First Busey Corp.	10,027	203,949
First Commonwealth Financial Corp.	32,519	404,211
First Financial Bancorp	20,229	440,385
Hanmi Financial Corp.	10,715	198,977
Heartland Financial USA, Inc.	8,040	308,414
Heritage Financial Corp.	12,540	268,356
Hope Bancorp, Inc.	53,856	528,866
Kearny Financial Corp.	22,892	185,883
NBT Bancorp, Inc.	9,491	319,942
Pathward Financial, Inc.	15,065	625,047
Preferred Bank	4,348	238,314
Premier Financial Corp.	7,967	165,156
Renasant Corp.	14,877	454,939
S&T Bancorp, Inc.	8,753	275,282
Sandy Spring Bancorp, Inc.	11,285	293,184
Simmons First National Corp., Class A	37,459	655,158
SouthState Corp.	15,869	1,130,825
Texas Capital Bancshares, Inc. (a)	24,054	1,177,684
Tompkins Financial Corp.	2,883	190,883
TriCo Bancshares	6,208	258,191
Trustmark Corp.	14,462	357,211
United Bankshares, Inc.	35,021	1,232,739
United Community Banks, Inc.	37,441	1,052,841

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
WesBanco, Inc.	12,946	$397,442
		$17,750,631

Beverages — 0.22%
MGP Ingredients, Inc.	3,333	322,368
Vita Coco Co., Inc. (a)	4,834	94,843
		$417,211

Biotechnology — 2.95%
ACADIA Pharmaceuticals, Inc. (a)	30,563	575,196
Adicet Bio, Inc. (a)	6,755	38,909
ADMA Biologics, Inc. (a)	47,619	157,619
Agenus, Inc. (a)	52,186	79,323
Amicus Therapeutics, Inc. (a)	45,014	499,205
AnaptysBio, Inc. (a)	4,069	88,541
Avid Bioservices, Inc. (a)	11,927	223,751
Chinook Therapeutics, Inc. (a)	9,364	216,777
Cytek Biosciences, Inc. (a)	10,985	100,952
Dynavax Technologies Corp. (a)	39,143	383,993
Emergent BioSolutions, Inc. (a)	15,540	160,994
Evolus, Inc. (a)	8,339	70,548
Halozyme Therapeutics, Inc. (a)	19,504	744,858
Innoviva, Inc. (a)	12,136	136,530
Intercept Pharmaceuticals, Inc. (a)	10,527	141,378
iTeos Therapeutics, Inc. (a)	6,861	93,378
Karyopharm Therapeutics, Inc. (a)	26,643	103,641
Ligand Pharmaceuticals, Inc. (a)	2,407	177,059
Liquidia Corp. (a)	7,753	53,573
Organogenesis Holdings, Inc. (a)	23,176	49,365
REGENXBIO, Inc. (a)	8,011	151,488
Rigel Pharmaceuticals, Inc. (a)	55,960	73,867
Syndax Pharmaceuticals, Inc. (a)	12,544	264,929
TransMedics Group, Inc. (a)	6,023	456,122
Vir Biotechnology, Inc. (a)	20,416	475,080
Xencor, Inc. (a)	5,956	166,113
		$5,683,189

Chemicals — 1.07%
AdvanSix, Inc.	5,150	197,090
American Vanguard Corp.	6,548	143,270
AZZ, Inc.	4,244	175,023
Balchem Corp.	2,851	360,594
Ingevity Corp. (a)	5,625	402,300
Intrepid Potash, Inc. (a)	7,188	198,389
Kronos Worldwide, Inc.	14,728	135,645
Quaker Chemical Corp.	2,322	459,640
		$2,071,951

Coal — 2.18%
Alpha Metallurgical Resources, Inc.	8,567	1,336,452
Arch Resources, Inc.	9,788	1,286,731
CONSOL Energy, Inc.	10,234	596,335
Ramaco Resources, Inc.	16,950	149,330
SunCoke Energy, Inc.	22,889	205,543
Warrior Met Coal, Inc.	17,240	632,880
		$4,207,271

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 6.78%
AMN Healthcare Services, Inc. (a)	10,451	$867,015
ASGN, Inc. (a)	6,083	502,882
Barrett Business Services, Inc.	1,216	107,786
Brink's Co.	6,951	464,327
Carriage Services, Inc.	1,605	48,985
CBIZ, Inc. (a)	6,217	307,679
Chegg, Inc. (a)	17,920	292,096
Cimpress PLC (a)	4,185	183,387
CoreCivic, Inc. (a)	29,597	272,292
CorVel Corp. (a)	883	168,017
CRA International, Inc.	1,087	117,200
Cross Country Healthcare, Inc. (a)	9,541	212,955
Ennis, Inc.	3,881	81,850
EVERTEC, Inc.	8,871	299,396
GEO Group, Inc. (a)	50,081	395,139
Healthcare Services Group, Inc. (a)	18,100	251,047
HealthEquity, Inc. (a)	12,831	753,308
Heidrick & Struggles International, Inc.	3,464	105,167
Herc Holdings, Inc.	5,701	649,344
Huron Consulting Group, Inc. (a)	3,357	269,802
I3 Verticals, Inc., Class A (a)	4,083	100,156
ICF International, Inc.	2,519	276,334
Insperity, Inc.	4,741	576,269
John Wiley & Sons, Inc., Class A	7,650	296,590
Kelly Services, Inc., Class A	5,561	92,257
Kforce, Inc.	3,557	224,945
Korn Ferry	9,796	506,845
Matthews International Corp., Class A	4,202	151,524
Medifast, Inc.	3,402	352,685
Monro, Inc.	3,511	173,549
Multiplan Corp. (a)	53,875	57,108
Payoneer Global, Inc. (a)	71,484	448,920
Perdoceo Education Corp. (a)	6,692	89,874
Progyny, Inc. (a)	4,677	150,225
R1 RCM, Inc. (a)	44,534	668,010
Repay Holdings Corp. (a)	23,865	156,793
Resources Connection, Inc.	7,071	120,631
SP Plus Corp. (a)	2,562	87,851
StoneCo Ltd., Class A (a)	75,696	722,140
Strategic Education, Inc.	1,207	108,425
Stride, Inc. (a)	5,608	220,114
Target Hospitality Corp. (a),(b)	9,395	123,450
TriNet Group, Inc. (a)	5,865	472,778
TrueBlue, Inc. (a)	4,474	79,637
V2X, Inc. (a)	1,420	56,402
WW International, Inc. (a)	11,433	47,104
ZipRecruiter, Inc., Class A (a)	22,688	361,647
		$13,071,937

Computers — 2.47%
Conduent, Inc. (a)	17,608	60,396
ExlService Holdings, Inc. (a)	5,365	868,218
Insight Enterprises, Inc. (a)	5,873	839,604
Maximus, Inc.	9,810	772,047
Mitek Systems, Inc. (a)	5,630	53,992
NetScout Systems, Inc. (a)	12,419	355,804
Parsons Corp. (a)	9,249	413,800
Qualys, Inc. (a)	9,638	1,253,133

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
TTEC Holdings, Inc.	4,035	$150,223
		$4,767,217

Construction Materials — 1.71%
Apogee Enterprises, Inc.	3,088	133,556
Boise Cascade Co.	8,101	512,388
Gibraltar Industries, Inc. (a)	5,436	263,646
JELD-WEN Holding, Inc. (a)	43,454	550,128
Modine Manufacturing Co. (a)	4,253	98,032
PGT Innovations, Inc. (a)	13,514	339,336
Summit Materials, Inc., Class A (a)	24,306	692,478
UFP Industries, Inc.	8,775	697,349
		$3,286,913

Distribution/Wholesale — 0.27%
G-III Apparel Group Ltd. (a)	7,226	112,364
MRC Global, Inc. (a)	19,491	189,453
ScanSource, Inc. (a)	2,592	78,901
Titan Machinery, Inc. (a)	4,443	135,289
		$516,007

Diversified Financial Services — 2.49%
BGC Partners, Inc., Class A	129,680	678,227
Enact Holdings, Inc.	16,050	366,903
Encore Capital Group, Inc. (a)	22,023	1,111,060
Houlihan Lokey, Inc.	16,460	1,440,086
International Money Express, Inc. (a)	8,485	218,743
LendingTree, Inc. (a)	20,309	541,438
StepStone Group, Inc., Class A	18,397	446,495
		$4,802,952

Electric — 1.37%
ALLETE, Inc.	10,762	692,750
Clearway Energy, Inc., Class A	5,239	157,327
Otter Tail Corp.	5,471	395,389
Portland General Electric Co.	26,297	1,285,660
Unitil Corp.	1,865	106,380
		$2,637,506

Electrical Components & Equipment — 1.23%
Belden, Inc.	5,330	462,484
Encore Wire Corp.	7,161	1,327,148
Energizer Holdings, Inc.	13,700	475,390
Insteel Industries, Inc.	3,708	103,157
		$2,368,179

Electronics — 2.53%
Advanced Energy Industries, Inc.	4,522	443,156
Atkore, Inc. (a)	10,881	1,528,563
Badger Meter, Inc.	2,437	296,875
Benchmark Electronics, Inc.	3,091	73,226
CTS Corp.	3,264	161,437
GoPro, Inc., Class A (a)	23,445	117,928
Knowles Corp. (a)	26,269	446,573
Mesa Laboratories, Inc.	1,572	274,675
Napco Security Technologies, Inc. (a)	4,574	171,891
OSI Systems, Inc. (a)	2,561	262,144

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Sanmina Corp. (a)	7,533	$459,438
TTM Technologies, Inc. (a)	13,091	176,598
Vishay Intertechnology, Inc.	20,748	469,320
		$4,881,824

Energy — Alternate Sources — 0.06%
Montauk Renewables, Inc. (a)	7,897	62,149
REX American Resources Corp. (a)	2,062	58,953
		$121,102

Engineering & Construction — 2.32%
Arcosa, Inc.	5,585	352,469
Comfort Systems USA, Inc.	4,562	665,870
Dycom Industries, Inc. (a)	7,168	671,283
EMCOR Group, Inc.	7,498	1,219,100
Exponent, Inc.	5,547	552,980
Frontdoor, Inc. (a)	13,945	388,787
MYR Group, Inc. (a)	2,411	303,810
NV5 Global, Inc. (a)	1,674	174,046
Sterling Infrastructure, Inc. (a)	3,899	147,694
		$4,476,039

Entertainment — 0.36%
Accel Entertainment, Inc. (a)	3,689	33,607
Everi Holdings, Inc. (a)	6,942	119,056
Liberty Media Corp.-Liberty Braves, Class C (a)	3,523	118,690
Monarch Casino & Resort, Inc.	628	46,566
RCI Hospitality Holdings, Inc.	778	60,816
Red Rock Resorts, Inc., Class A	6,902	307,622
		$686,357

Environmental Control — 0.08%
Heritage-Crystal Clean, Inc. (a)	4,614	164,305

Food — 1.72%
Cal-Maine Foods, Inc.	14,828	902,877
Hain Celestial Group, Inc. (a)	29,627	508,103
Ingles Markets, Inc., Class A	1,946	172,610
Simply Good Foods Co. (a)	11,241	447,055
SpartanNash Co.	4,673	115,890
Sprouts Farmers Market, Inc. (a)	31,897	1,117,352
Tootsie Roll Industries, Inc.	1,306	58,654
		$3,322,541

Forest Products & Paper — 0.28%
Sylvamo Corp.	11,654	539,114

Gas — 1.66%
Brookfield Infrastructure Corp., Class A	10,061	463,410
Northwest Natural Holding Co.	6,983	332,111
ONE Gas, Inc.	8,632	683,913
Southwest Gas Holdings, Inc. (a)	17,568	1,097,122
Spire, Inc.	8,866	621,861
		$3,198,417

Hand/Machine Tools — 0.30%
Kennametal, Inc.	20,808	573,885

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products — 5.57%
Artivion, Inc. (a)	6,873	$90,036
Atrion Corp.	82	51,489
Avanos Medical, Inc. (a)	5,432	161,548
CONMED Corp.	7,109	738,341
Embecta Corp.	8,206	230,753
Glaukos Corp. (a)	7,884	394,988
Haemonetics Corp. (a)	7,299	603,992
Inogen, Inc. (a)	4,357	54,375
Integer Holdings Corp. (a)	4,089	316,898
Lantheus Holdings, Inc. (a)	18,472	1,525,048
LeMaitre Vascular, Inc.	1,856	95,528
LivaNova PLC (a)	8,955	390,259
Merit Medical Systems, Inc. (a)	5,991	443,034
Neogen Corp. (a)	121,775	2,255,273
NuVasive, Inc. (a)	14,370	593,625
OmniAb, Inc., Earnout Shares (a)	1,130	—
OmniAb, Inc., Earnout Shares (a)	1,130	—
Omnicell, Inc. (a)	9,197	539,588
Orthofix Medical, Inc. (a)	4,473	74,923
Shockwave Medical, Inc. (a)	4,832	1,047,723
Silk Road Medical, Inc. (a)	6,299	246,480
STAAR Surgical Co. (a)	8,795	562,440
UFP Technologies, Inc. (a)	813	105,560
Varex Imaging Corp. (a)	4,795	87,221
ViewRay, Inc. (a)	15,872	54,917
Zimvie, Inc. (a)	9,926	71,765
		$10,735,804

Healthcare — Services — 1.71%
Addus HomeCare Corp. (a)	1,379	147,222
Agiliti, Inc. (a)	3,923	62,689
Cano Health, Inc. (a),(b)	30,663	27,903
DocGo, Inc. (a)	13,097	113,289
Ensign Group, Inc.	4,846	462,987
Fulgent Genetics, Inc. (a)	6,359	198,528
Joint Corp. (a)	3,361	56,566
Medpace Holdings, Inc. (a)	6,472	1,217,060
ModivCare, Inc. (a)	1,789	150,419
OPKO Health, Inc. (a)	65,960	96,302
Pediatrix Medical Group, Inc. (a)	10,710	159,686
RadNet, Inc. (a)	4,806	120,294
Select Medical Holdings Corp.	12,346	319,144
U.S. Physical Therapy, Inc.	1,655	162,041
		$3,294,130

Home Builders — 2.36%
Beazer Homes USA, Inc. (a)	6,595	104,729
Cavco Industries, Inc. (a)	919	292,003
Century Communities, Inc.	3,417	218,415
Installed Building Products, Inc.	2,137	243,682
KB Home	22,814	916,666
LGI Homes, Inc. (a)	3,187	363,414
Meritage Homes Corp.	4,771	557,062
Skyline Champion Corp. (a)	5,280	397,214
Taylor Morrison Home Corp. (a)	15,918	609,023
Tri Pointe Homes, Inc. (a)	15,908	402,791

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Winnebago Industries, Inc.	7,835	$452,079
		$4,557,078

Home Furnishings — 0.14%
Ethan Allen Interiors, Inc.	3,114	85,510
Sleep Number Corp. (a)	6,078	184,832
		$270,342

Household Products — 0.72%
Edgewell Personal Care Co.	8,930	378,811
elf Beauty, Inc. (a)	12,176	1,002,693
		$1,381,504

Household Products/Wares — 0.35%
ACCO Brands Corp.	27,220	144,810
Central Garden & Pet Co., Class A (a)	3,033	118,499
Helen of Troy Ltd. (a)	4,281	407,423
		$670,732

Insurance — 2.80%
American Equity Investment Life Holding Co.	30,090	1,097,984
Essent Group Ltd.	36,636	1,467,271
Jackson Financial, Inc., Class A	40,024	1,497,298
NMI Holdings, Inc., Class A (a)	31,230	697,366
Palomar Holdings, Inc. (a)	11,549	637,505
		$5,397,424

Internet — 2.67%
1-800-Flowers.com, Inc., Class A (a)	11,828	136,022
Cargurus, Inc. (a)	43,075	804,641
Cars.com, Inc. (a)	12,275	236,908
ePlus, Inc. (a)	2,458	120,540
Figs, Inc., Class A (a)	58,554	362,449
Perficient, Inc. (a)	7,402	534,351
Q2 Holdings, Inc. (a)	13,618	335,275
QuinStreet, Inc. (a)	6,859	108,852
Revolve Group, Inc. (a)	18,521	487,102
Shutterstock, Inc.	10,397	754,822
Yelp, Inc. (a)	18,622	571,696
Ziff Davis, Inc. (a)	8,780	685,279
		$5,137,937

Leisure Time — 0.23%
Camping World Holdings, Inc., Class A	12,609	263,150
Malibu Boats, Inc., Class A (a)	2,388	134,803
MasterCraft Boat Holdings, Inc. (a)	1,691	51,457
		$449,410

Machinery — Construction & Mining — 0.37%
Terex Corp.	14,612	706,929

Machinery — Diversified — 0.84%
Albany International Corp., Class A	3,064	273,799
Applied Industrial Technologies, Inc.	4,020	571,363
GrafTech International Ltd.	71,806	348,977
Kadant, Inc.	1,455	303,397

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified (continued)
Tennant Co.	1,655	$113,417
		$1,610,953

Media — 0.65%
AMC Networks, Inc., Class A (a)	12,614	221,754
Gannett Co., Inc. (a)	32,552	60,872
Liberty Latin America Ltd., Class C (a)	38,828	320,719
Scholastic Corp.	8,230	281,631
Sinclair Broadcast Group, Inc., Class A	21,164	363,174
		$1,248,150

Metal Fabrication & Hardware — 0.75%
Mueller Industries, Inc.	8,478	622,963
Proto Labs, Inc. (a)	5,325	176,524
Ryerson Holding Corp.	6,376	231,959
Standex International Corp.	1,287	157,580
TimkenSteel Corp. (a)	13,522	247,994
		$1,437,020

Mining — 0.34%
Constellium SE (a)	22,876	349,546
Kaiser Aluminum Corp.	4,129	308,147
		$657,693

Miscellaneous Manufacturers — 0.80%
EnPro Industries, Inc.	2,026	210,481
Fabrinet (a)	4,167	494,873
Hillenbrand, Inc.	8,831	419,737
LSB Industries, Inc. (a)	16,797	173,513
Smith & Wesson Brands, Inc.	10,426	128,344
Sturm Ruger & Co., Inc.	1,938	111,319
		$1,538,267

Office & Business Equipment — 0.28%
Xerox Holdings Corp.	34,711	534,549

Office Furnishings — 0.04%
Interface, Inc.	8,761	71,139

Oil & Gas — 4.40%
Berry Corp.	9,125	71,631
California Resources Corp.	11,461	441,249
Callon Petroleum Co. (a)	19,570	654,421
Chord Energy Corp.	6,120	823,752
Comstock Resources, Inc.	53,449	576,715
CVR Energy, Inc.	10,827	354,909
Denbury, Inc. (a)	10,369	908,635
HighPeak Energy, Inc.	1,910	43,930
Magnolia Oil & Gas Corp., Class A	22,403	490,178
Matador Resources Co.	16,568	789,465
Par Pacific Holdings, Inc. (a)	10,354	302,337
PBF Energy, Inc., Class A	31,004	1,344,333
Permian Resources Corp.	94,196	989,058
Ranger Oil Corp., Class A	5,009	204,568
Ring Energy, Inc. (a),(b)	27,417	52,092
SandRidge Energy, Inc. (a)	11,808	170,153
Sitio Royalties Corp., Class A	4,855	109,723

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Talos Energy, Inc. (a)	10,856	$161,103
		$8,488,252

Oil & Gas Services — 0.49%
ChampionX Corp.	27,308	740,866
NOW, Inc. (a)	18,705	208,561
		$949,427

Packaging & Containers — 0.64%
Greif, Inc., Class A	8,100	513,297
O-I Glass, Inc. (a)	28,212	640,695
TriMas Corp.	3,205	89,291
		$1,243,283

Pharmaceuticals — 3.41%
AbCellera Biologics, Inc. (a)	24,701	186,246
Alector, Inc. (a)	9,166	56,738
Alkermes PLC (a)	29,753	838,737
Amneal Pharmaceuticals, Inc. (a)	23,368	32,482
Amphastar Pharmaceuticals, Inc. (a)	5,088	190,800
BellRing Brands, Inc. (a)	18,111	615,774
Catalyst Pharmaceuticals, Inc. (a)	35,162	582,986
Collegium Pharmaceutical, Inc. (a)	4,760	114,192
Corcept Therapeutics, Inc. (a)	9,126	197,669
Eagle Pharmaceuticals, Inc. (a)	3,434	97,423
Harmony Biosciences Holdings, Inc. (a)	8,028	262,114
Herbalife Nutrition Ltd. (a)	22,319	359,336
Ironwood Pharmaceuticals, Inc. (a)	42,507	447,174
Option Care Health, Inc. (a)	17,625	559,946
Pacira BioSciences, Inc. (a)	7,693	313,951
PetIQ, Inc. (a)	10,289	117,706
Phibro Animal Health Corp., Class A	4,186	64,129
Prestige Consumer Healthcare, Inc. (a)	5,371	336,386
Revance Therapeutics, Inc. (a)	11,701	376,889
Senseonics Holdings, Inc. (a),(b)	39,310	27,910
Seres Therapeutics, Inc. (a)	10,651	60,391
SIGA Technologies, Inc.	50,035	287,701
Supernus Pharmaceuticals, Inc. (a)	8,404	304,477
USANA Health Sciences, Inc. (a)	1,233	77,556
Vanda Pharmaceuticals, Inc. (a)	8,318	56,479
		$6,565,192

Pipelines — 0.06%
Kinetik Holdings, Inc.	3,774	118,126

Real Estate — 0.84%
Alexander & Baldwin, Inc. (a)	11,141	210,676
Anywhere Real Estate, Inc. (a)	70,714	373,370
Cushman & Wakefield PLC (a)	46,725	492,482
Marcus & Millichap, Inc.	6,716	215,651
McGrath RentCorp	1,897	177,009
RE/MAX Holdings, Inc., Class A	7,575	142,107
		$1,611,295

REITs — 5.10%
American Assets Trust, Inc.	11,882	220,886
Broadstone Net Lease, Inc.	51,310	872,783
CareTrust REIT, Inc.	29,774	582,975

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
City Office REIT, Inc.	15,277	$105,411
Corporate Office Properties Trust	27,302	647,330
Empire State Realty Trust, Inc., Class A	50,042	324,773
Essential Properties Realty Trust, Inc.	41,599	1,033,735
Four Corners Property Trust, Inc.	18,412	494,546
Franklin Street Properties Corp.	41,236	64,741
Getty Realty Corp.	9,966	359,075
Industrial Logistics Properties Trust	54,072	166,001
Innovative Industrial Properties, Inc.	11,903	904,509
LTC Properties, Inc.	11,368	399,358
Necessity Retail REIT, Inc.	27,974	175,677
Office Properties Income Trust	14,597	179,543
Paramount Group, Inc.	59,421	270,960
Piedmont Office Realty Trust, Inc., Class A	49,659	362,511
PotlatchDeltic Corp.	22,293	1,103,503
Sabra Health Care REIT, Inc.	91,275	1,049,663
Uniti Group, Inc.	79,076	280,720
Universal Health Realty Income Trust	2,145	103,196
Whitestone REIT	12,787	117,640
		$9,819,536

Retail — 6.35%
Academy Sports & Outdoors, Inc.	20,917	1,364,834
Arko Corp.	4,292	36,439
Asbury Automotive Group, Inc. (a)	2,509	526,890
Bloomin' Brands, Inc.	17,848	457,801
BlueLinx Holdings, Inc. (a)	3,840	260,966
Boot Barn Holdings, Inc. (a)	9,139	700,413
Caleres, Inc.	7,225	156,277
Children's Place, Inc. (a)	4,437	178,589
Chuy's Holdings, Inc. (a)	1,388	49,760
Conn's, Inc. (a)	3,029	18,356
Container Store Group, Inc. (a)	6,386	21,904
Denny's Corp. (a)	6,856	76,513
Designer Brands, Inc., Class A	16,242	141,955
Dillard's, Inc., Class A	2,121	652,589
Foot Locker, Inc.	34,512	1,369,781
Genesco, Inc. (a)	2,354	86,816
GMS, Inc. (a)	6,817	394,636
Group 1 Automotive, Inc.	2,649	599,787
Haverty Furniture Cos., Inc.	2,172	69,309
Hibbett, Inc.	4,119	242,939
Jack in the Box, Inc.	4,999	437,862
La-Z-Boy, Inc.	5,003	145,487
MarineMax, Inc. (a)	4,647	133,601
Movado Group, Inc.	2,037	58,605
Murphy USA, Inc.	4,148	1,070,391
National Vision Holdings, Inc. (a)	10,279	193,656
Nu Skin Enterprises, Inc., Class A	8,672	340,896
OneWater Marine, Inc., Class A (a)	1,159	32,417
Patrick Industries, Inc.	2,854	196,384
PriceSmart, Inc.	2,104	150,394
Qurate Retail, Inc., Series A (a)	45,150	44,599
Rite Aid Corp. (a),(b)	22,517	50,438
Rush Enterprises, Inc., Class A	6,260	341,796
Ruth's Hospitality Group, Inc.	4,621	75,877
Sally Beauty Holdings, Inc. (a)	20,888	325,435
Shoe Carnival, Inc.	4,548	116,656

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Texas Roadhouse, Inc.	9,393	$1,015,008
Zumiez, Inc. (a)	5,133	94,653
		$12,230,709

Savings & Loans — 0.47%
OceanFirst Financial Corp.	16,519	305,271
Washington Federal, Inc.	20,276	610,713
		$915,984

Semiconductors — 4.29%
Alpha & Omega Semiconductor Ltd. (a)	7,649	206,141
Amkor Technology, Inc.	17,316	450,562
Axcelis Technologies, Inc. (a)	9,869	1,315,044
Diodes, Inc. (a)	4,991	462,965
FormFactor, Inc. (a)	12,035	383,315
Kulicke & Soffa Industries, Inc.	15,806	832,818
MaxLinear, Inc. (a)	15,587	548,818
Onto Innovation, Inc. (a)	6,659	585,193
Photronics, Inc. (a)	19,062	316,048
Power Integrations, Inc.	10,942	926,131
Rambus, Inc. (a)	14,834	760,391
Semtech Corp. (a)	27,124	654,774
SiTime Corp. (a)	4,627	658,098
Veeco Instruments, Inc. (a)	7,686	162,405
		$8,262,703

Software — 3.84%
8x8, Inc. (a)	25,503	106,347
ACI Worldwide, Inc. (a)	18,464	498,159
Adeia, Inc.	16,896	149,699
Apollo Medical Holdings, Inc. (a)	6,618	241,358
Box, Inc., Class A (a)	28,284	757,728
Cerence, Inc. (a)	12,847	360,872
CommVault Systems, Inc. (a)	5,803	329,262
CSG Systems International, Inc.	3,634	195,146
Digi International, Inc. (a)	7,724	260,144
Ebix, Inc.	5,593	73,772
Envestnet, Inc. (a)	7,958	466,896
Everbridge, Inc. (a)	8,880	307,870
Evolent Health, Inc., Class A (a)	25,288	820,596
Health Catalyst, Inc. (a)	11,179	130,459
NextGen Healthcare, Inc. (a)	5,133	89,365
Privia Health Group, Inc. (a)	19,534	539,334
Progress Software Corp.	6,186	355,386
PubMatic, Inc., Class A (a)	14,205	196,313
Sapiens International Corp. NV	4,073	88,466
Simulations Plus, Inc.	2,748	120,747
SPS Commerce, Inc. (a)	3,244	494,061
Upland Software, Inc. (a)	12,794	55,014
Veradigm, Inc. (a)	26,878	350,758
Verra Mobility Corp. (a)	23,834	403,271
		$7,391,023

Telecommunications — 0.82%
A10 Networks, Inc.	12,087	187,228
Clearfield, Inc. (a)	5,739	267,323
EchoStar Corp., Class A (a)	6,278	114,825
Extreme Networks, Inc. (a)	21,922	419,149

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Telecommunications (continued)
InterDigital, Inc.		6,264	$456,645
NETGEAR, Inc. (a)		3,965	73,392
U.S. Cellular Corp. (a)		3,372	69,901
			$1,588,463

Textiles — 0.16%
UniFirst Corp.		1,758	309,812

Toys, Games & Hobbies — 0.04%
Funko, Inc., Class A (a)		7,636	72,007

Transportation — 4.15%
Air Transport Services Group, Inc. (a)		9,452	196,885
ArcBest Corp.		6,417	593,059
Covenant Logistics Group, Inc.		3,364	119,153
Eagle Bulk Shipping, Inc.		9,733	442,851
FLEX LNG Ltd. (a)		9,002	302,287
Forward Air Corp.		4,709	507,442
Genco Shipping & Trading Ltd.		35,661	558,451
Golden Ocean Group Ltd. (a)		102,485	975,657
Heartland Express, Inc.		8,777	139,730
Hub Group, Inc., Class A (a)		7,531	632,152
International Seaways, Inc.		8,666	361,199
Marten Transport Ltd.		13,713	287,287
Matson, Inc.		11,353	677,434
Safe Bulkers, Inc.		36,281	133,877
Saia, Inc. (a)		7,102	1,932,312
SFL Corp. Ltd.		13,863	131,699
			$7,991,475
TOTAL COMMON STOCKS			$191,929,940
INVESTMENT COMPANIES — 0.43%		Shares Held	Value

Money Market Funds — 0.43%
Principal Government Money Market Fund — Class R-6 4.72% (c),(d),(e)		233,283	$233,283
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (e)		599,346	599,346
TOTAL INVESTMENT COMPANIES			$832,629
Total Investments			$192,762,569
Other Assets and Liabilities — (0.03)%			(66,190)

Total Net Assets — 100.00%			$192,696,379

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $200,020 or
0.10% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $233,283 or 0.12% of net assets.
(e) Current yield shown is as of period end.

See accompanying notes.	94

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2023 (unaudited)

Portfolio Summary
Sector		Percent
Consumer, Non-cyclical		23.46%
Financial		20.91%
Industrial		16.20%
Consumer, Cyclical		12.08%
Technology		10.87%
Energy		7.21%
Communications		4.14%
Utilities		3.03%
Basic Materials		1.70%
Money Market Funds		0.43%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	March 31, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$5,813,397	$5,580,114	$233,283
Principal Government Money
Market Fund — Institutional Class
4.67%	5,359,834	17,843,390	23,203,224	—
	$5,359,834	$23,656,787	$28,783,338	$233,283

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 4.72%	$—	$—	$—	$—
Principal Government Money
Market Fund — Institutional Class
4.67%	—	—	—	—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2023 (unaudited)

COMMON STOCKS — 99.41%		Shares Held	Value
Advertising — 1.47%
Omnicom Group, Inc.		5,037	$475,190
Aerospace & Defense — 2.65%
Northrop Grumman Corp.		824	380,457
Raytheon Technologies Corp.		4,875	477,409
			$857,866

Agriculture — 3.65%
Altria Group, Inc.		8,496	379,092
Archer-Daniels-Midland Co.		4,456	354,965
Philip Morris International, Inc.		4,597	447,058
			$1,181,115

Auto Parts & Equipment — 1.41%
BorgWarner, Inc.		9,292	456,330
Banks — 6.00%
Bank of America Corp.		16,432	469,955
M&T Bank Corp.		2,058	246,075
Northern Trust Corp.		3,498	308,279
PNC Financial Services Group, Inc.		2,376	301,990
Wells Fargo & Co.		11,688	436,897
Zions Bancorp NA		5,992	179,341
			$1,942,537

Beverages — 3.74%
Coca-Cola Co.		8,892	551,571
Constellation Brands, Inc., Class A		1,498	338,383
Molson Coors Beverage Co., Class B		6,200	320,416
			$1,210,370

Biotechnology — 2.56%
Amgen, Inc.		1,833	443,128
Corteva, Inc.		6,388	385,260
			$828,388

Chemicals — 2.91%
CF Industries Holdings, Inc.		3,720	269,663
Eastman Chemical Co.		3,608	304,299
FMC Corp.		3,033	370,420
			$944,382

Computers — 7.87%
Accenture PLC, Class A		1,719	491,307
Apple, Inc.		8,132	1,340,967
International Business Machines Corp.		3,112	407,952
Leidos Holdings, Inc.		3,358	309,138
			$2,549,364

Construction Materials — 1.33%
Johnson Controls International PLC		7,146	430,332
Diversified Financial Services — 4.54%
American Express Co.		2,720	448,664
Franklin Resources, Inc.		13,369	360,161
Invesco Ltd.		19,350	317,340
Raymond James Financial, Inc.		3,677	342,954
			$1,469,119

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electronics — 1.40%
Honeywell International, Inc.	2,369	$452,763
Food — 6.11%
Conagra Brands, Inc.	10,234	384,389
General Mills, Inc.	5,160	440,974
Hershey Co.	1,625	413,416
J M Smucker Co.	2,584	406,644
Sysco Corp.	4,328	334,251
		$1,979,674

Household Products/Wares — 1.26%
Clorox Co.	2,590	409,842
Insurance — 4.32%
Arthur J Gallagher & Co.	2,239	428,343
Assurant, Inc.	1,847	221,769
Cincinnati Financial Corp.	2,810	314,945
Marsh & McLennan Cos., Inc.	2,600	433,030
		$1,398,087

Machinery — Construction & Mining — 1.48%
Caterpillar, Inc.	2,103	481,250
Machinery — Diversified — 4.10%
Deere & Co.	1,210	499,585
Dover Corp.	2,740	416,315
Otis Worldwide Corp.	4,872	411,197
		$1,327,097

Media — 1.02%
Fox Corp., Class A	9,752	332,056
Oil & Gas — 4.49%
Chevron Corp.	3,917	639,098
Hess Corp.	3,236	428,252
Phillips 66	3,823	387,576
		$1,454,926

Oil & Gas Services — 1.47%
Schlumberger Ltd.	9,688	475,681
Packaging & Containers — 2.72%
Amcor PLC	27,257	310,185
Packaging Corp. of America	2,276	315,977
Sealed Air Corp.	5,576	255,994
		$882,156

Pharmaceuticals — 8.53%
AmerisourceBergen Corp.	2,297	367,773
Becton Dickinson & Co.	1,560	386,162
Cardinal Health, Inc.	6,285	474,518
CVS Health Corp.	4,730	351,486
Johnson & Johnson	4,345	673,475
Organon & Co.	9,367	220,312
Viatris, Inc.	30,041	288,994
		$2,762,720

Pipelines — 1.06%
Williams Cos., Inc.	11,486	342,972

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
REITs — 8.20%
Essex Property Trust, Inc.		1,242	$259,752
Kimco Realty Corp.		16,786	327,830
Public Storage		1,172	354,108
Realty Income Corp.		5,209	329,834
Regency Centers Corp.		5,398	330,250
Simon Property Group, Inc.		3,506	392,567
Ventas, Inc.		6,648	288,191
VICI Properties, Inc.		11,404	371,998
			$2,654,530

Retail — 5.40%
Genuine Parts Co.		2,519	421,454
McDonald's Corp.		2,025	566,210
Ross Stores, Inc.		4,425	469,625
Walgreens Boots Alliance, Inc.		8,392	290,196
			$1,747,485

Semiconductors — 1.68%
Texas Instruments, Inc.		2,923	543,707
Shipbuilding — 0.99%
Huntington Ingalls Industries, Inc.		1,545	319,846
Software — 4.07%
Jack Henry & Associates, Inc.		1,832	276,119
Microsoft Corp.		3,610	1,040,763
			$1,316,882

Telecommunications — 2.33%
Corning, Inc.		10,302	363,455
Juniper Networks, Inc.		11,408	392,663
			$756,118

Toys, Games & Hobbies — 0.65%
Hasbro, Inc.		3,911	209,981
TOTAL COMMON STOCKS			$32,192,766
INVESTMENT COMPANIES — 0.39%		Shares Held	Value
Money Market Fund — 0.39%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 1.49% (a)		125,551	$125,551
TOTAL INVESTMENT COMPANIES			$125,551
Total Investments			$32,318,317
Other Assets and Liabilities — 0.20%			63,218
Total Net Assets — 100.00%			$32,381,535

(a) Current yield shown is as of period end.

See accompanying notes.	98

		Schedule of Investments
		Principal Value ETF
		March 31, 2023 (unaudited)

	Portfolio Summary
Sector		Percent
Consumer, Non-cyclical		25.85%
Financial		23.05%
Industrial		14.67%
Technology		13.62%
Consumer, Cyclical		7.45%
Energy		7.02%
Communications		4.83%
Basic Materials		2.92%
Money Market Fund		0.39%
Other Assets and Liabilities		0.20%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Principal Exchange-Traded Funds
March 31, 2023 (unaudited)

1. Security Valuation

The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing net asset value (“NAV”) per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.

Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage-backed securities and municipal bonds.

Principal Exchange-Traded Funds
March 31, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of March 31, 2023, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
		Level 1 —	Significant		Significant
		Quoted	Observable		Unobservable
Fund		Prices	Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $	71,461,660	$		— $	71,461,660
Senior Floating Rate Interests*		—	6,072,040			—	6,072,040
Investment Companies		4,726,332	—			—	4,726,332
Total investments in securities		$4,726,332	$77,533,700	$		— $	82,260,032

Principal Exchange-Traded Funds
March 31, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Healthcare Innovators ETF
Common Stocks*		$51,474,653 $		— $			— $	51,474,653
Investment Companies		755,338		—			—	755,338
Total investments in securities		$52,229,991 $		— $			— $	52,229,991

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$1,024,590 $		— $			— $	1,024,590
Communications		943,155		—			—	943,155
Consumer, Cyclical		2,138,098		—			—	2,138,098
Consumer, Non-cyclical		3,445,365		—			—	3,445,365
Diversified		33,966		—			—	33,966
Energy		958,971		1,703			—	960,674
Financial		2,955,254		—			—	2,955,254
Industrial		1,986,992		—			—	1,986,992
Technology		933,893		—			—	933,893
Utilities		531,091		—			—	531,091
Preferred Stocks*		68,637		—			—	68,637
Investment Companies		64,624		—			—	64,624
Total investments in securities		$15,084,636		$1,703	$		— $	15,086,339

Principal Investment Grade Corporate Active ETF
Bonds*		$—		$36,668,702	$		— $	36,668,702
U.S. Government & Government Agency
Obligations*		—		1,167,945			—	1,167,945
Investment Companies		2,625,349		—			—	2,625,349
Total investments in securities		$2,625,349		$37,836,647	$		— $	40,461,996
Derivative Assets
Interest rate contracts
Futures		$122,543 $		— $			— $	122,543
Derivative Liabilities
Interest rate contracts
Futures		$(18,881) $		— $			— $	(18,881)

Principal Millennial Global Growth ETF
Common Stocks*		$29,774,747	$	— $			— $	29,774,747
Investment Companies		699,345		—			—	699,345
Total investments in securities		$30,474,092	$	— $			— $	30,474,092

Principal Quality ETF
Common Stocks*		$28,853,594	$	— $			— $	28,853,594
Investment Companies		52,798		—			—	52,798
Total investments in securities		$28,906,392	$	— $			— $	28,906,392

Principal Real Estate Active Opportunities ETF
Common Stocks*		$4,997,999	$	— $			— $	4,997,999
Investment Companies		49,923		—			—	49,923
Total investments in securities		$5,047,922	$	— $			— $	5,047,922

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		488,871,095	$		— $	488,871,095
Investment Companies		33,738,748		—			—	33,738,748
Total investments in securities		$33,738,748		$488,871,095	$		— $	522,609,843

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,451,780	$	— $			— $	2,451,780
Bonds*		—		16,934,970			—	16,934,970
Investment Companies		413,785		—			—	413,785
Total investments in securities		$2,865,565		$16,934,970	$		— $	19,800,535

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*		$6,025,190	$	— $			— $	6,025,190
Investment Companies		20,769		—			—	20,769
Total investments in securities		$6,045,959	$	— $			— $	6,045,959

Principal Exchange-Traded Funds
March 31, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 —
			Other	Level 3 —
	Level 1 —		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs		Totals (Level 1,2,3)

Principal U.S. Mega-Cap ETF
Common Stocks*	$1,161,256,240	$	— $		— $	1,161,256,240
Investment Companies	4,073,542		—		—	4,073,542
Total investments in securities	$1,165,329,782	$	— $		— $	1,165,329,782

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*	$5,656,448	$	— $		— $	5,656,448
Investment Companies	19,248		—		—	19,248
Total investments in securities	$5,675,696	$	— $		— $	5,675,696

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$191,929,940	$	— $		— $	191,929,940
Investment Companies	832,629		—		—	832,629
Total investments in securities	$192,762,569	$	— $		— $	192,762,569

Principal Value ETF
Common Stocks*	$32,192,766	$	— $		— $	32,192,766
Investment Companies	125,551		—		—	125,551
Total investments in securities	$32,318,317	$	— $		— $	32,318,317

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds’ Schedules of Investments for the period ended March 31, 2023 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.